                            ------------------------------

                                        CIGNA
                                        ACCRU





                                    ANNUAL REPORT

                                  DECEMBER 31, 1997

                            ------------------------------






















                                  #562157    [LOGO]

         TABLE OF CONTENTS

              SCHEDULES OF CHANGES IN UNIT VALUES

              SEPARATE ACCOUNTS FINANCIAL STATEMENTS

                   CG VARIABLE ANNUITY SEPARATE ACCOUNT II*
                   CIGNA VARIABLE ANNUITY SEPARATE ACCOUNT I
                   CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT I

              FUND REPORTS:

                   THE ALGER AMERICAN FUND
                   ALGER AMERICAN GROWTH PORTFOLIO
                   ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
                   ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                   ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

                   FIDELITY INVESTMENTS
                   VARIABLE INSURANCE PRODUCTS FUND**
                   EQUITY-INCOME PORTFOLIO
                   HIGH INCOME PORTFOLIO
                   MONEY MARKET PORTFOLIO
                   OVERSEAS PORTFOLIO

                   VARIABLE INSURANCE PRODUCTS FUND II
                   ASSET MANAGER PORTFOLIO
                   INVESTMENT GRADE BOND PORTFOLIO

                   MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST-SM-MFS TOTAL RETURN SERIES
                   MFS UTILITIES SERIES
                   MFS WORLD GOVERNMENTS SERIES

                   NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
                   BALANCED PORTFOLIO
                   LIMITED MATURITY BOND PORTFOLIO
                   PARTNERS PORTFOLIO

                   OCC ACCUMULATION TRUST
                   GLOBAL EQUITY PORTFOLIO
                   MANAGED PORTFOLIO
                   SMALL CAP PORTFOLIO

* THE FUNDS LISTED BELOW ARE AVAILABLE IN THE PRODUCTS COVERED BY THIS REPORT; THE SEPARATE ACCOUNT FINANCIALS ALSO INCLUDE FUNDS AVAILABLE IN OTHER PRODUCTS.

** PLEASE NOTE THAT THE FIDELITY HIGH INCOME PORTFOLIO, MONEY MARKET PORTFOLIO AND OVERSEAS PORTFOLIO ARE USED IN CONNECTION WITH ACCRU VARIABLE ANNUITY CONTRACTS, BUT NOT ACCRU VARIABLE LIFE INSURANCE CONTRACTS.

                            ACCRU VARIABLE PRODUCTS
                       SCHEDULE OF CHANGES IN UNIT VALUES
                          YEAR ENDED DECEMBER 31, 1997

------------------------------------------------------------------------------------------------------------

 CONNECTICUT GENERAL ACCRU VARIABLE ANNUITY
 (INCLUDING NEW YORK CONTRACTS ISSUED BEFORE MAY 1, 1996)

                                                     DATE INITIALLY     12/31/96       12/31/97
                                                         FUNDED       ACCUMULATION   ACCUMULATION
 SUB-ACCOUNT                                        (INCEPTION DATE)   UNIT VALUE     UNIT VALUE    % CHANGE
------------------------------------------------------------------------------------------------------------
 Alger American Growth Portfolio                        4/12/95        $13.855323     $17.196381     24.1
 Alger American Leveraged AllCap Portfolio               6/2/95         15.364036      18.148668     18.1
 Alger American MidCap Growth Portfolio                 4/10/95         14.473761      16.429260     13.5
 Alger American Small Capitalization Portfolio          4/10/95         13.460941      14.799455      9.9
------------------------------------------------------------------------------------------------------------
 Fidelity VIP Equity-Income Portfolio                   4/10/95         13.679456      17.296831     26.4
 Fidelity VIP High Income Portfolio                      5/3/96         10.802349      12.545574     16.1
 Fidelity VIP Money Market Portfolio                     6/8/95         10.658014      11.095784      4.1
 Fidelity VIP Overseas Portfolio                         5/9/96         10.614394      11.687000     10.1
 Fidelity VIP II Asset Manager Portfolio                4/12/95         12.758423      15.193166     19.1
 Fidelity VIP II Investment Grade Bond Portfolio        7/18/95         10.734479      11.554977      7.6
------------------------------------------------------------------------------------------------------------
 MFS Total Return Series                                 7/7/95         12.420693      14.870405     19.7
 MFS Utilities Series                                   7/27/95         13.292608      17.278823     30.0
 MFS World Governments Series                            7/7/95         10.552213      10.297427     -2.4
------------------------------------------------------------------------------------------------------------
 AMT Balanced Portfolio                                 7/18/95         10.832872      12.772116     17.9
 AMT Limited Maturity Bond Portfolio                     5/3/95         10.857343      11.438698      5.4
 AMT Partners Portfolio                                 4/12/95         15.500823      20.080660     29.5
------------------------------------------------------------------------------------------------------------
 OCC Global Equity Portfolio                            4/10/95         13.347358      15.021373     12.5
 OCC Managed Portfolio                                  6/19/95         13.502565      16.298405     20.7
 OCC Small Cap Portfolio                                6/27/95         12.718827      15.345589     20.7
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------

 ACCRU VARIABLE UNIVERSAL LIFE

                                                     DATE INITIALLY     12/31/96       12/31/97
                                                         FUNDED       ACCUMULATION   ACCUMULATION
 SUB-ACCOUNT                                        (INCEPTION DATE)   UNIT VALUE     UNIT VALUE    % CHANGE
------------------------------------------------------------------------------------------------------------
 Alger American Growth Portfolio                         5/5/95        $13.738238     $17.198160     25.2
 Alger American Leveraged AllCap Portfolio               5/5/95         16.468026      19.620624     19.1
 Alger American MidCap Growth Portfolio                  5/5/95         14.443889      16.536891     14.5
 Alger American Small Capitalization Portfolio           5/5/95         13.322001      14.773135     10.9
------------------------------------------------------------------------------------------------------------
 Fidelity VIP Equity-Income Portfolio                    5/5/95         13.618095      17.367721     27.5
 Fidelity VIP II Asset Manager Portfolio                11/16/95        11.971291      14.378768     20.1
 Fidelity VIP II Investment Grade Bond Portfolio        11/16/95        10.493674      11.393241      8.6
------------------------------------------------------------------------------------------------------------
 MFS Total Return Series                                10/10/95        12.090502      14.599934     20.8
 MFS Utilities Series                                   12/26/95        11.880730      15.576712     31.1
 MFS World Governments Series                            5/5/95         10.788580      10.618990     -1.6
------------------------------------------------------------------------------------------------------------
 AMT Balanced Portfolio                                 9/12/95         10.435528      12.409789     18.9
 AMT Limited Maturity Bond Portfolio                    9/13/96         10.256711      10.899159      6.3
 AMT Partners Portfolio                                  5/5/95         15.580865      20.358381     30.7
------------------------------------------------------------------------------------------------------------
 OCC Global Equity Portfolio                            9/12/95         11.507742      13.062780     13.5
 OCC Managed Portfolio                                   5/5/95         14.972784      18.228938     21.7
 OCC Small Cap Portfolio                                9/26/95         12.096552      14.720675     21.7
------------------------------------------------------------------------------------------------------------

Accumulation Unit Values are net of charges against the assets of the Variable Account for the assumption of mortality and expense risks and for administrative expenses.

                            ACCRU VARIABLE PRODUCTS
                       SCHEDULE OF CHANGES IN UNIT VALUES
                          YEAR ENDED DECEMBER 31, 1997

------------------------------------------------------------------------------------------------------------

 CIGNA LIFE ACCRU VARIABLE ANNUITY

                                                     DATE INITIALLY     12/31/96       12/31/97
                                                         FUNDED       ACCUMULATION   ACCUMULATION
 SUB-ACCOUNT                                        (INCEPTION DATE)   UNIT VALUE     UNIT VALUE    % CHANGE
------------------------------------------------------------------------------------------------------------
 Alger American Growth Portfolio                        2/23/96        $10.144346     $12.590543     24.1
 Alger American Leveraged AllCap Portfolio               2/9/96         10.507089      12.411431     18.1
 Alger American MidCap Growth Portfolio                 1/19/96         11.319352      12.848669     13.5
 Alger American Small Capitalization Portfolio           2/9/96          9.868924      10.850258      9.9
------------------------------------------------------------------------------------------------------------
 Fidelity VIP Equity-Income Portfolio                   2/20/96         11.013725      13.926178     26.4
 Fidelity VIP High Income Portfolio                     5/17/96         10.659332      12.379478     16.1
 Fidelity VIP Money Market Portfolio                    2/22/96         10.338796      10.763448      4.1
 Fidelity VIP Overseas Portfolio                        5/13/96         10.640099      11.715303     10.1
 Fidelity VIP II Asset Manager Portfolio                 3/1/96         11.112123      13.232694     19.1
 Fidelity VIP II Investment Grade Bond Portfolio         3/1/96         10.277513      11.063082      7.6
------------------------------------------------------------------------------------------------------------
 MFS Total Return Series                                2/22/96         10.934889      13.091558     19.7
 MFS Utilities Series                                   3/15/96         11.879471      15.441911     30.0
 MFS World Governments Series                           2/20/96         10.461237      10.208648     -2.4
------------------------------------------------------------------------------------------------------------
 AMT Balanced Portfolio                                 2/22/96         10.196779      12.022153     17.9
 AMT Limited Maturity Bond Portfolio                    2/20/96         10.278541      10.828905      5.4
 AMT Partners Portfolio                                 2/20/96         12.176555      15.774212     29.5
------------------------------------------------------------------------------------------------------------
 OCC Global Equity Portfolio                             2/9/96         11.044449      12.429635     12.5
 OCC Managed Portfolio                                  2/20/96         11.575082      13.971818     20.7
 OCC Small Cap Portfolio                                 3/1/96         11.375492      13.724821     20.7
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------

 CONNECTICUT GENERAL ACCRU VARIABLE ANNUITY -- NEW YORK CONTRACTS ISSUED MAY 1, 1996 AND LATER

                                                     DATE INITIALLY     12/31/96       12/31/97
                                                         FUNDED       ACCUMULATION   ACCUMULATION
 SUB-ACCOUNT                                        (INCEPTION DATE)  UNIT VALUE*     UNIT VALUE    % CHANGE
------------------------------------------------------------------------------------------------------------
 Alger American Growth Portfolio                         5/2/96        $10.655539     $13.211614     24.0
 Alger American Leveraged AllCap Portfolio               5/2/96          9.952430      11.744336     18.0
 Alger American MidCap Growth Portfolio                  5/2/96         10.033269      11.377289     13.4
 Alger American Small Capitalization Portfolio           5/2/96          9.368431      10.289562      9.8
------------------------------------------------------------------------------------------------------------
 Fidelity VIP Equity-Income Portfolio                    5/2/96         10.851716      13.707441     26.3
 Fidelity VIP High Income Portfolio                     5/22/96         10.600637      12.298844     16.0
 Fidelity VIP Money Market Portfolio                     6/3/96         10.223104      10.632251      4.0
 Fidelity VIP Overseas Portfolio                        5/20/96         10.534750      11.587559     10.0
 Fidelity VIP II Asset Manager Portfolio                5/28/96         10.797117      12.844560     19.0
 Fidelity VIP II Investment Grade Bond Portfolio         6/3/96         10.530045      11.323436      7.5
------------------------------------------------------------------------------------------------------------
 MFS Total Return Series                                 5/2/96         11.016746      13.176208     19.6
 MFS Utilities Series                                   5/24/96         11.397495      14.800406     29.9
 MFS World Governments Series                           5/20/96         10.436909      10.174585     -2.5
------------------------------------------------------------------------------------------------------------
 AMT Balanced Portfolio                                 5/22/96          9.983723      11.759038     17.8
 AMT Limited Maturity Bond Portfolio                     6/3/96         10.377931      10.922542      5.2
 AMT Partners Portfolio                                  5/2/96         11.514426      14.901357     29.4
------------------------------------------------------------------------------------------------------------
 OCC Global Equity Portfolio                             5/2/96         10.785929      12.126399     12.4
 OCC Managed Portfolio                                   5/2/96         11.432399      13.785620     20.6
 OCC Small Cap Portfolio                                5/20/96         10.568440      12.738185     20.5
------------------------------------------------------------------------------------------------------------

*Variable Annuity Unit Values reflect the Company's reduction of its mortality and expense risk charges at a rate of 1.20% per year instead of 1.25% per year throughout the 5/1/96 through 6/30/96 period. Had these charges been imposed, ending accumulation unit values would have been lower for those funds during that period.

 Accumulation Unit Values are net of charges against the assets of the Variable Account for the assumption of mortality and expense risks and for administrative expenses.

CG VARIABLE ANNUITY SEPARATE ACCOUNT II
FINANCIAL STATEMENTS
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

                                                                                         CIGNA
                                                                                       VARIABLE
                                                                                       PRODUCTS
                                                                                         GROUP
                                       ALGER AMERICAN PORTFOLIO SUB-ACCOUNTS          SUB-ACCOUNT
                                ---------------------------------------------------   -----------
                                             LEVERAGED     MIDCAP        SMALL           MONEY
                                  GROWTH       ALLCAP      GROWTH    CAPITALIZATION     MARKET
                                -----------  ----------  ----------  --------------   -----------
ASSETS:
Investment in variable
  insurance funds at value....  $30,808,248  $8,253,666  $15,398,687  $20,132,265     $6,869,616
Receivable from Connecticut
  General Life Insurance
  Company.....................       31,506       6,260       1,903       --             --
Receivable for fund shares
  sold........................      --           --          --             3,763        8,637
                                -----------  ----------  ----------  --------------   -----------
  Total assets................   30,839,754   8,259,926  15,400,590    20,136,028     6,878,253
                                -----------  ----------  ----------  --------------   -----------
LIABILITIES:
Payable to Connecticut General
  Life Insurance Company......      --           --          --             3,763        8,637
Payable for fund shares
  purchased...................       31,506       6,260       1,903       --             --
                                -----------  ----------  ----------  --------------   -----------
  Total liabilities...........       31,506       6,260       1,903         3,763        8,637
                                -----------  ----------  ----------  --------------   -----------
  Net assets..................  $30,808,248  $8,253,666  $15,398,687  $20,132,265     $6,869,616
                                -----------  ----------  ----------  --------------   -----------
                                -----------  ----------  ----------  --------------   -----------
FLEXIBLE PAYMENT DEFERRED
  ANNUITY CONTRACTS
Accumulation units
  outstanding.................    1,521,063     401,116     802,891     1,125,616        --
Net asset value per
  accumulation unit...........  $ 17.196381  $18.148668  $16.429260   $ 14.799455     $  --
                                -----------  ----------  ----------  --------------   -----------
                                $26,156,787  $7,279,720  $13,190,901  $16,658,508     $  --
                                -----------  ----------  ----------  --------------   -----------
FLEXIBLE PAYMENT DEFERRED
  ANNUITY CONTRACTS--NEW YORK
Accumulation units
  outstanding.................      145,446      33,901      84,399       137,954        --
Net asset value per
  accumulation unit...........  $ 13.211614  $11.744336  $11.377289   $ 10.289562     $  --
                                -----------  ----------  ----------  --------------   -----------
                                $ 1,921,574  $  398,139  $  960,230   $ 1,419,485     $  --
                                -----------  ----------  ----------  --------------   -----------
FLEXIBLE PAYMENT DEFERRED
  ANNUITY
  CONTRACTS--CHOICEPLUS
Accumulation units
  outstanding.................      241,255      52,402     112,152       175,551      671,479
Net asset value per
  accumulation unit...........  $ 11.168525  $10.988210  $11.123794   $ 11.406099     $10.230578
                                -----------  ----------  ----------  --------------   -----------
                                $ 2,694,461  $  575,807  $1,247,556   $ 2,002,348     $6,869,616
                                -----------  ----------  ----------  --------------   -----------
Accumulation net assets.......  $30,772,822  $8,253,666  $15,398,687  $20,080,341     $6,869,616
Annuity reserves..............       35,426      --          --            51,924        --
                                -----------  ----------  ----------  --------------   -----------
                                $30,808,248  $8,253,666  $15,398,687  $20,132,265     $6,869,616
                                -----------  ----------  ----------  --------------   -----------
                                -----------  ----------  ----------  --------------   -----------


                                      FIDELITY VIP PORTFOLIO SUB-ACCOUNTS
                                ------------------------------------------------
                                  EQUITY-       HIGH        MONEY
                                  INCOME       INCOME      MARKET      OVERSEAS
                                -----------  ----------  -----------  ----------
ASSETS:
Investment in variable
  insurance funds at value....  $52,730,899  $17,524,570 $11,575,573  $6,997,880
Receivable from Connecticut
  General Life Insurance
  Company.....................       30,505      33,735      --           13,114
Receivable for fund shares
  sold........................      --           --              407      --
                                -----------  ----------  -----------  ----------
  Total assets................   52,761,404  17,558,305   11,575,980   7,010,994
                                -----------  ----------  -----------  ----------
LIABILITIES:
Payable to Connecticut General
  Life Insurance Company......      --           --              407      --
Payable for fund shares
  purchased...................       30,505      33,735      --           13,114
                                -----------  ----------  -----------  ----------
  Total liabilities...........       30,505      33,735          407      13,114
                                -----------  ----------  -----------  ----------
  Net assets..................  $52,730,899  $17,524,570 $11,575,573  $6,997,880
                                -----------  ----------  -----------  ----------
                                -----------  ----------  -----------  ----------
FLEXIBLE PAYMENT DEFERRED
  ANNUITY CONTRACTS
Accumulation units
  outstanding.................    2,564,387     997,952    1,017,888     417,152
Net asset value per
  accumulation unit...........  $ 17.296831  $12.545574  $ 11.095784  $11.687000
                                -----------  ----------  -----------  ----------
                                $44,355,770  $12,519,875 $11,294,261  $4,875,251
                                -----------  ----------  -----------  ----------
FLEXIBLE PAYMENT DEFERRED
  ANNUITY CONTRACTS--NEW YORK
Accumulation units
  outstanding.................      232,844      55,953       21,161      21,670
Net asset value per
  accumulation unit...........  $ 13.707441  $12.298844  $ 10.632251  $11.587559
                                -----------  ----------  -----------  ----------
                                $ 3,191,701  $  688,161  $   224,994  $  251,102
                                -----------  ----------  -----------  ----------
FLEXIBLE PAYMENT DEFERRED
  ANNUITY
  CONTRACTS--CHOICEPLUS
Accumulation units
  outstanding.................      456,837     391,937      --          187,414
Net asset value per
  accumulation unit...........  $ 11.249844  $11.013339  $   --       $ 9.986074
                                -----------  ----------  -----------  ----------
                                $ 5,139,346  $4,316,534  $   --       $1,871,527
                                -----------  ----------  -----------  ----------
Accumulation net assets.......  $52,686,817  $17,524,570 $11,519,255  $6,997,880
Annuity reserves..............       44,082      --           56,318      --
                                -----------  ----------  -----------  ----------
                                $52,730,899  $17,524,570 $11,575,573  $6,997,880
                                -----------  ----------  -----------  ----------
                                -----------  ----------  -----------  ----------

  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY SEPARATE ACCOUNT II
FINANCIAL STATEMENTS
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 1997

                                                                      FIDELITY VIP III
                                          FIDELITY VIP II              PORTFOLIO SUB-
                                       PORTFOLIO SUB-ACCOUNTS             ACCOUNT
                                ------------------------------------  ----------------
                                   ASSET                  INVESTMENT       GROWTH
                                  MANAGER    CONTRA- FUND GRADE BOND   OPPORTUNITIES
                                -----------  -----------  ----------  ----------------
ASSETS:
Investment in variable
  insurance funds at value....  $ 6,665,259  $ 1,711,022  $11,087,263    $3,831,488
Receivable from Connecticut
  General Life Insurance
  Company.....................        5,447        8,985     52,259          17,930
Receivable for fund shares
  sold........................      --           --          --            --
                                -----------  -----------  ----------  ----------------
  Total assets................    6,670,706    1,720,007  11,139,522      3,849,418
                                -----------  -----------  ----------  ----------------
LIABILITIES:
Payable to Connecticut General
  Life Insurance Company......      --           --          --            --
Payable for fund shares
  purchased...................        5,447        8,985     52,259          17,930
                                -----------  -----------  ----------  ----------------
  Total liabilities...........        5,447        8,985     52,259          17,930
                                -----------  -----------  ----------  ----------------
  Net assets..................  $ 6,665,259  $ 1,711,022  $11,087,263    $3,831,488
                                -----------  -----------  ----------  ----------------
                                -----------  -----------  ----------  ----------------
FLEXIBLE PAYMENT DEFERRED
  ANNUITY CONTRACTS
Accumulation units
  outstanding.................      403,681      --         776,658        --
Net asset value per
  accumulation unit...........  $ 15.193166  $   --       $11.554977     $ --
                                -----------  -----------  ----------  ----------------
                                $ 6,133,197  $   --       $8,974,264     $ --
                                -----------  -----------  ----------  ----------------
FLEXIBLE PAYMENT DEFERRED
  ANNUITY CONTRACTS--NEW YORK
Accumulation units
  outstanding.................       41,423      --          22,191        --
Net asset value per
  accumulation unit...........  $ 12.844560  $   --       $11.323436     $ --
                                -----------  -----------  ----------  ----------------
                                $   532,062  $   --       $ 251,281      $ --
                                -----------  -----------  ----------  ----------------
FLEXIBLE PAYMENT DEFERRED
  ANNUITY
  CONTRACTS--CHOICEPLUS
Accumulation units
  outstanding.................      --           148,976    175,848         336,690
Net asset value per
  accumulation unit...........  $   --       $ 11.485208  $10.587068     $11.379873
                                -----------  -----------  ----------  ----------------
                                $   --       $ 1,711,022  $1,861,718     $3,831,488
                                -----------  -----------  ----------  ----------------
Accumulation net assets.......  $ 6,665,259  $ 1,711,022  $11,087,263    $3,831,488
Annuity reserves..............      --           --          --            --
                                -----------  -----------  ----------  ----------------
                                $ 6,665,259  $ 1,711,022  $11,087,263    $3,831,488
                                -----------  -----------  ----------  ----------------
                                -----------  -----------  ----------  ----------------


                                                         MFS SERIES SUB-ACCOUNTS
                                -------------------------------------------------------------------------
                                 EMERGING   GROWTH WITH                 TOTAL                    WORLD
                                  GROWTH      INCOME       RESEARCH     RETURN    UTILITIES   GOVERNMENTS
                                ----------  -----------   ----------  ----------  ----------  -----------
ASSETS:
Investment in variable
  insurance funds at value....  $2,119,089  $2,764,456    $3,679,671  $19,421,227 $6,251,870   $1,413,390
Receivable from Connecticut
  General Life Insurance
  Company.....................       3,955      54,701        33,334      --          14,783      --
Receivable for fund shares
  sold........................      --          --            --             706      --              54
                                ----------  -----------   ----------  ----------  ----------  -----------
  Total assets................   2,123,044   2,819,157     3,713,005  19,421,933   6,266,653   1,413,444
                                ----------  -----------   ----------  ----------  ----------  -----------
LIABILITIES:
Payable to Connecticut General
  Life Insurance Company......      --          --            --             706      --              54
Payable for fund shares
  purchased...................       3,955      54,701        33,334      --          14,783      --
                                ----------  -----------   ----------  ----------  ----------  -----------
  Total liabilities...........       3,955      54,701        33,334         706      14,783          54
                                ----------  -----------   ----------  ----------  ----------  -----------
  Net assets..................  $2,119,089  $2,764,456    $3,679,671  $19,421,227 $6,251,870   $1,413,390
                                ----------  -----------   ----------  ----------  ----------  -----------
                                ----------  -----------   ----------  ----------  ----------  -----------
FLEXIBLE PAYMENT DEFERRED
  ANNUITY CONTRACTS
Accumulation units
  outstanding.................      --          --            --       1,032,242     322,795     131,155
Net asset value per
  accumulation unit...........  $   --      $   --        $   --      $14.870405  $17.278823   $10.297427
                                ----------  -----------   ----------  ----------  ----------  -----------
                                $   --      $   --        $   --      $15,349,858 $5,577,524   $1,350,557
                                ----------  -----------   ----------  ----------  ----------  -----------
FLEXIBLE PAYMENT DEFERRED
  ANNUITY CONTRACTS--NEW YORK
Accumulation units
  outstanding.................      --          --            --         102,664      13,784       6,175
Net asset value per
  accumulation unit...........  $   --      $   --        $   --      $13.176208  $14.800406   $10.174585
                                ----------  -----------   ----------  ----------  ----------  -----------
                                $   --      $   --        $   --      $1,352,720  $  204,004   $  62,833
                                ----------  -----------   ----------  ----------  ----------  -----------
FLEXIBLE PAYMENT DEFERRED
  ANNUITY
  CONTRACTS--CHOICEPLUS
Accumulation units
  outstanding.................     187,043     242,027       341,999     244,760      39,107      --
Net asset value per
  accumulation unit...........  $11.329433  $11.422097    $10.759295  $11.107402  $12.027164   $  --
                                ----------  -----------   ----------  ----------  ----------  -----------
                                $2,119,089  $2,764,456    $3,679,671  $2,718,649  $  470,342   $  --
                                ----------  -----------   ----------  ----------  ----------  -----------
Accumulation net assets.......  $2,119,089  $2,764,456    $3,679,671  $19,421,227 $6,251,870   $1,413,390
Annuity reserves..............      --          --            --          --          --          --
                                ----------  -----------   ----------  ----------  ----------  -----------
                                $2,119,089  $2,764,456    $3,679,671  $19,421,227 $6,251,870   $1,413,390
                                ----------  -----------   ----------  ----------  ----------  -----------
                                ----------  -----------   ----------  ----------  ----------  -----------

  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY SEPARATE ACCOUNT II
FINANCIAL STATEMENTS
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 1997

                                    AMT PORTFOLIO SUB-ACCOUNTS
                                -----------------------------------    OCC ACCUMULATION TRUST SUB-ACCOUNTS
                                             LIMITED                  --------------------------------------
                                             MATURITY                   GLOBAL
                                 BALANCED      BOND      PARTNERS       EQUITY       MANAGED      SMALL CAP
                                ----------  ----------  -----------   ----------  -------------   ----------
ASSETS:
Investment in variable
  insurance funds at value....  $5,410,923  $6,636,808  $34,421,582   $18,864,939  $ 67,959,224   $9,066,217
Receivable from Connecticut
  General Life Insurance
  Company.....................      --            212        52,086        7,429         53,492       13,210
Receivable for fund shares
  sold........................         290     --           --            --           --             --
                                ----------  ----------  -----------   ----------  -------------   ----------
  Total assets................   5,411,213  6,637,020    34,473,668   18,872,368     68,012,716    9,079,427
                                ----------  ----------  -----------   ----------  -------------   ----------
LIABILITIES:
Payable to Connecticut General
  Life Insurance Company......         290     --           --            --           --             --
Payable for fund shares
  purchased...................      --            212        52,086        7,429         53,492       13,210
                                ----------  ----------  -----------   ----------  -------------   ----------
  Total liabilities...........         290        212        52,086        7,429         53,492       13,210
                                ----------  ----------  -----------   ----------  -------------   ----------
  Net assets..................  $5,410,923  $6,636,808  $34,421,582   $18,864,939  $ 67,959,224   $9,066,217
                                ----------  ----------  -----------   ----------  -------------   ----------
                                ----------  ----------  -----------   ----------  -------------   ----------
FLEXIBLE PAYMENT DEFERRED
  ANNUITY CONTRACTS
Accumulation units
  outstanding.................     389,760    460,111     1,242,083    1,032,703      3,343,230      448,919
Net asset value per
  accumulation unit...........  $12.772116  $11.438698  $ 20.080660   $15.021373   $  16.298405   $15.345589
                                ----------  ----------  -----------   ----------  -------------   ----------
                                $4,978,066  $5,263,072  $24,941,844   $15,512,619  $ 54,489,310   $6,888,934
                                ----------  ----------  -----------   ----------  -------------   ----------
FLEXIBLE PAYMENT DEFERRED
  ANNUITY CONTRACTS--NEW YORK
Accumulation units
  outstanding.................      33,702     15,655       131,403       77,692        329,792       44,569
Net asset value per
  accumulation unit...........  $11.759038  $10.922542  $ 14.901357   $12.126399   $  13.785620   $12.738185
                                ----------  ----------  -----------   ----------  -------------   ----------
                                $  396,303  $ 170,997   $ 1,958,078   $  942,121   $  4,546,388   $  567,734
                                ----------  ----------  -----------   ----------  -------------   ----------
FLEXIBLE PAYMENT DEFERRED
  ANNUITY
  CONTRACTS--CHOICEPLUS
Accumulation units
  outstanding.................      --        116,110       637,684      226,381        792,156      145,504
Net asset value per
  accumulation unit...........  $   --      $10.358639  $ 11.785098   $10.384482   $  11.210441   $10.688805
                                ----------  ----------  -----------   ----------  -------------   ----------
                                $   --      $1,202,739  $ 7,515,164   $2,350,845   $  8,880,418   $1,555,263
                                ----------  ----------  -----------   ----------  -------------   ----------
Accumulation net assets.......  $5,374,369  $6,636,808  $34,415,086   $18,805,585  $ 67,916,116   $9,011,931
Annuity reserves..............      36,554     --             6,496       59,354         43,108       54,286
                                ----------  ----------  -----------   ----------  -------------   ----------
                                $5,410,923  $6,636,808  $34,421,582   $18,864,939  $ 67,959,224   $9,066,217
                                ----------  ----------  -----------   ----------  -------------   ----------
                                ----------  ----------  -----------   ----------  -------------   ----------

  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY SEPARATE ACCOUNT II
FINANCIAL STATEMENTS
STATEMENTS OF OPERATIONS
FOR THE PERIODS ENDED DECEMBER 31, 1997

                                                                                               CIGNA
                                                                                             VARIABLE
                                                                                             PRODUCTS
                                                                                               GROUP
                                                ALGER AMERICAN PORTFOLIO SUB-ACCOUNTS        SUB-ACCOUNT
                                          -------------------------------------------------  ---------
                                                      LEVERAGED     MIDCAP        SMALL        MONEY
                                            GROWTH      ALLCAP      GROWTH    CAPITALIZATION MARKET *
                                          ----------  ----------  ----------  -------------  ---------
INVESTMENT INCOME:
Dividends...............................  $   77,695  $   --      $    7,282  $    --        $94,819
EXPENSES:
Mortality and expense risk and
  administrative charges................     331,270      94,488     171,622       218,002    26,486
                                          ----------  ----------  ----------  -------------  ---------
  Net investment gain (loss)............    (253,575)    (94,488)   (164,340)     (218,002 )  68,333
                                          ----------  ----------  ----------  -------------  ---------
NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS:
Capital distribution from portfolio
  sponsor...............................     140,707      --         177,571       587,421     --
Net realized gain (loss) on share
  transactions..........................       1,540      19,106      24,882       (93,004 )   --
                                          ----------  ----------  ----------  -------------  ---------
  Net realized gain.....................     142,247      19,106     202,453       494,417     --
Net unrealized gain.....................   5,050,728   1,153,622   1,532,602     1,272,653     --
                                          ----------  ----------  ----------  -------------  ---------
  Net realized and unrealized gain on
    investments.........................   5,192,975   1,172,728   1,735,055     1,767,070     --
                                          ----------  ----------  ----------  -------------  ---------
INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS............................  $4,939,400  $1,078,240  $1,570,715  $  1,549,068   $68,333
                                          ----------  ----------  ----------  -------------  ---------
                                          ----------  ----------  ----------  -------------  ---------


                                               FIDELITY VIP PORTFOLIO SUB-ACCOUNTS
                                          ----------------------------------------------
                                           EQUITY-       HIGH       MONEY
                                            INCOME      INCOME      MARKET     OVERSEAS
                                          ----------  ----------  ----------  ----------
INVESTMENT INCOME:
Dividends...............................  $  501,651  $  401,740  $  762,513  $  40,523
EXPENSES:
Mortality and expense risk and
  administrative charges................     531,764     141,971     187,646     60,775
                                          ----------  ----------  ----------  ----------
  Net investment gain (loss)............     (30,113)    259,769     574,867    (20,252 )
                                          ----------  ----------  ----------  ----------
NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS:
Capital distribution from portfolio
  sponsor...............................   2,522,193      49,653      --        160,863
Net realized gain (loss) on share
  transactions..........................     (10,861)    (12,799)     --         (3,004 )
                                          ----------  ----------  ----------  ----------
  Net realized gain.....................   2,511,332      36,854      --        157,859
Net unrealized gain.....................   6,563,776   1,259,396      --         38,849
                                          ----------  ----------  ----------  ----------
  Net realized and unrealized gain on
    investments.........................   9,075,108   1,296,250      --        196,708
                                          ----------  ----------  ----------  ----------
INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS............................  $9,044,995  $1,556,019  $  574,867  $ 176,456
                                          ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------

----------------------------------
* Period from May 20, 1997 (date deposits first received) to December 31, 1997

  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY SEPARATE ACCOUNT II
FINANCIAL STATEMENTS
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE PERIODS ENDED DECEMBER 31, 1997

                                                                 FIDELITY VIP III
                                        FIDELITY VIP II           PORTFOLIO SUB-           MFS SERIES
                                    PORTFOLIO SUB-ACCOUNTS            ACCOUNT             SUB-ACCOUNTS
                                -------------------------------  -----------------   ----------------------
                                  ASSET     CONTRA-  INVESTMENT       GROWTH         EMERGING   GROWTH WITH
                                 MANAGER    FUND **  GRADE BOND  OPPORTUNITIES ***   GROWTH **  INCOME ****
                                ----------  -------  ----------  -----------------   ---------  -----------
INVESTMENT INCOME:
Dividends.....................  $  167,312  $ --     $ 360,990   $   --              $  --      $  10,678
EXPENSES:
Mortality and expense risk and
  administrative charges......      76,758    5,782    104,517       12,362             6,875       8,570
                                ----------  -------  ----------    --------          ---------  -----------
  Net investment gain
    (loss)....................      90,554   (5,782)   256,473      (12,362)           (6,875 )     2,108
                                ----------  -------  ----------    --------          ---------  -----------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Capital distribution from
  portfolio sponsor...........     419,698    --        --           --                 --         49,949
Net realized gain (loss) on
  share transactions..........       5,306      (17)     2,025           57             1,644         (98 )
                                ----------  -------  ----------    --------          ---------  -----------
  Net realized gain (loss)....     425,004      (17)     2,025           57             1,644      49,851
Net unrealized gain (loss)....     492,627   41,006    368,703      165,241            24,778      43,425
                                ----------  -------  ----------    --------          ---------  -----------
  Net realized and unrealized
    gain (loss) on
    investments...............     917,631   40,989    370,728      165,298            26,422      93,276
                                ----------  -------  ----------    --------          ---------  -----------
INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS..................  $1,008,185  $35,207  $ 627,201   $  152,936          $ 19,547   $  95,384
                                ----------  -------  ----------    --------          ---------  -----------
                                ----------  -------  ----------    --------          ---------  -----------


                                                TOTAL                    WORLD
                                RESEARCH ***    RETURN    UTILITIES   GOVERNMENTS
                                ------------  ----------  ----------  -----------
INVESTMENT INCOME:
Dividends.....................  $   --        $   --      $   --      $   22,035
EXPENSES:
Mortality and expense risk and
  administrative charges......      11,215       190,114      57,968      18,142
                                ------------  ----------  ----------  -----------
  Net investment gain
    (loss)....................     (11,215  )   (190,114)    (57,968)      3,893
                                ------------  ----------  ----------  -----------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Capital distribution from
  portfolio sponsor...........      --            --          --           9,988
Net realized gain (loss) on
  share transactions..........       1,277         3,460       2,162      (1,993)
                                ------------  ----------  ----------  -----------
  Net realized gain (loss)....       1,277         3,460       2,162       7,995
Net unrealized gain (loss)....      20,550     2,716,983   1,313,374     (47,665)
                                ------------  ----------  ----------  -----------
  Net realized and unrealized
    gain (loss) on
    investments...............      21,827     2,720,443   1,315,536     (39,670)
                                ------------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS..................  $   10,612    $2,530,329  $1,257,568  $  (35,777)
                                ------------  ----------  ----------  -----------
                                ------------  ----------  ----------  -----------

------------------------------
**   Period from June 2, 1997 (date deposits first received) to December 31,
    1997
***  Period from June 9, 1997 (date deposits first received) to December 31,
    1997
**** Period from June 5, 1997 (date deposits first received) to December 31,
    1997

  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY SEPARATE ACCOUNT II
FINANCIAL STATEMENTS
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE PERIODS ENDED DECEMBER 31, 1997

                                      AMT PORTFOLIO SUB-ACCOUNTS
                                --------------------------------------       OCC ACCUMULATION TRUST SUB-ACCOUNTS
                                                LIMITED                  --------------------------------------------
                                               MATURITY                     GLOBAL
                                  BALANCED       BOND       PARTNERS        EQUITY         MANAGED        SMALL CAP
                                ------------   ---------   -----------   ------------   --------------   ------------
INVESTMENT INCOME:
Dividends.....................    $   62,015    $230,704     $  35,980     $   89,675      $   399,586     $ 19,838
EXPENSES:
Mortality and expense risk and
  administrative charges......        57,524     65,699        287,570        200,143          684,466       74,900
                                ------------   ---------   -----------   ------------   --------------   ------------
  Net investment gain
    (loss)....................         4,491    165,005       (251,590)      (110,468)        (284,880)     (55,062)
                                ------------   ---------   -----------   ------------   --------------   ------------
NET REALIZED AND UNREALIZED
  GAIN ON INVESTMENTS:
Capital distribution from
  portfolio sponsor...........       159,172      --           554,096        863,304        1,227,260      139,904
Net realized gain (loss) on
  share transactions..........         8,894      1,260        (36,279)        (3,225)             473        1,039
                                ------------   ---------   -----------   ------------   --------------   ------------
  Net realized gain...........       168,066      1,260        517,817        860,079        1,227,733      140,943
Net unrealized gain...........       507,948     92,716      4,735,263        718,584        7,959,980      845,266
                                ------------   ---------   -----------   ------------   --------------   ------------
  Net realized and unrealized
    gain on investments.......       676,014     93,976      5,253,080      1,578,663        9,187,713      986,209
                                ------------   ---------   -----------   ------------   --------------   ------------
INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS...    $  680,505    $258,981     $5,001,490    $1,468,195      $ 8,902,833     $931,147
                                ------------   ---------   -----------   ------------   --------------   ------------
                                ------------   ---------   -----------   ------------   --------------   ------------

  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY SEPARATE ACCOUNT II
FINANCIAL STATEMENTS
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 1997

                                                                                              CIGNA
                                                                                             VARIABLE
                                                                                             PRODUCTS
                                                                                              GROUP
                                            ALGER AMERICAN PORTFOLIO SUB-ACCOUNTS          SUB-ACCOUNT
                                     ---------------------------------------------------   ------------
                                                  LEVERAGED     MIDCAP        SMALL        MONEY MARKET
                                       GROWTH       ALLCAP      GROWTH    CAPITALIZATION        *
                                     -----------  ----------  ----------  --------------   ------------
OPERATIONS:
Net investment gain (loss).........  $  (253,575) $  (94,488) $ (164,340)  $  (218,002)    $    68,333
Net realized gain..................      142,247      19,106     202,453       494,417         --
Net unrealized gain................    5,050,728   1,153,622   1,532,602     1,272,653         --
                                     -----------  ----------  ----------  --------------   ------------
  Net increase from operations.....    4,939,400   1,078,240   1,570,715     1,549,068          68,333
                                     -----------  ----------  ----------  --------------   ------------
ACCUMULATION AND ANNUITY UNIT
  TRANSACTIONS:
Participant deposits...............    5,337,526   1,537,063   2,637,168     3,430,738      26,057,549
Participant transfers..............    3,181,343     280,882   2,087,535     1,351,675     (19,218,746)
Participant withdrawals and annuity
  payments.........................     (824,870)   (226,287)   (472,429)     (593,283)        (37,520)
                                     -----------  ----------  ----------  --------------   ------------
  Net increase from participant
    transactions...................    7,693,999   1,591,658   4,252,274     4,189,130       6,801,283
                                     -----------  ----------  ----------  --------------   ------------
    Total increase in net assets...   12,633,399   2,669,898   5,822,989     5,738,198       6,869,616
                                     -----------  ----------  ----------  --------------   ------------
NET ASSETS:
Beginning of period................   18,174,849   5,583,768   9,575,698    14,394,067         --
                                     -----------  ----------  ----------  --------------   ------------
End of period......................  $30,808,248  $8,253,666  $15,398,687  $20,132,265     $ 6,869,616
                                     -----------  ----------  ----------  --------------   ------------
                                     -----------  ----------  ----------  --------------   ------------


                                            FIDELITY VIP PORTFOLIO SUB-ACCOUNTS
                                     --------------------------------------------------
                                       EQUITY-       HIGH        MONEY
                                       INCOME       INCOME      MARKET       OVERSEAS
                                     -----------  ----------  -----------   -----------
OPERATIONS:
Net investment gain (loss).........  $   (30,113) $  259,769  $   574,867   $   (20,252)
Net realized gain..................    2,511,332      36,854      --            157,859
Net unrealized gain................    6,563,776   1,259,396      --             38,849
                                     -----------  ----------  -----------   -----------
  Net increase from operations.....    9,044,995   1,556,019      574,867       176,456
                                     -----------  ----------  -----------   -----------
ACCUMULATION AND ANNUITY UNIT
  TRANSACTIONS:
Participant deposits...............    9,877,589   7,265,778   25,555,964     2,765,425
Participant transfers..............    7,616,249   4,195,306  (23,453,172)    2,324,012
Participant withdrawals and annuity
  payments.........................   (1,991,191)   (375,923)  (1,704,916)     (162,622)
                                     -----------  ----------  -----------   -----------
  Net increase from participant
    transactions...................   15,502,647  11,085,161      397,876     4,926,815
                                     -----------  ----------  -----------   -----------
    Total increase in net assets...   24,547,642  12,641,180      972,743     5,103,271
                                     -----------  ----------  -----------   -----------
NET ASSETS:
Beginning of period................   28,183,257   4,883,390   10,602,830     1,894,609
                                     -----------  ----------  -----------   -----------
End of period......................  $52,730,899  $17,524,570 $11,575,573   $ 6,997,880
                                     -----------  ----------  -----------   -----------
                                     -----------  ----------  -----------   -----------

------------------------------
*   Period from May 20, 1997 (date deposits first received) to December 31, 1997

  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY SEPARATE ACCOUNT II
FINANCIAL STATEMENTS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIODS ENDED DECEMBER 31, 1997

                                                                           FIDELITY VIP
                                                                               III
                                                                          PORTFOLIO SUB-
                                               FIDELITY VIP II               ACCOUNT
                                           PORTFOLIO SUB-ACCOUNTS         --------------
                                     -----------------------------------      GROWTH
                                        ASSET      CONTRA-    INVESTMENT  OPPORTUNITIES
                                       MANAGER     FUND **    GRADE BOND       ***
                                     -----------  ----------  ----------  --------------
OPERATIONS:
Net investment gain (loss).........  $    90,554  $   (5,782) $  256,473   $   (12,362)
Net realized gain (loss)...........      425,004         (17)      2,025            57
Net unrealized gain (loss).........      492,627      41,006     368,703       165,241
                                     -----------  ----------  ----------  --------------
  Net increase (decrease) from
    operations.....................    1,008,185      35,207     627,201       152,936
                                     -----------  ----------  ----------  --------------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits...............      999,019   1,155,144   2,794,038     2,597,161
Participant transfers..............      810,077     547,974   2,142,175     1,101,690
Participant withdrawals............     (355,632)    (27,303)   (316,736)      (20,299)
                                     -----------  ----------  ----------  --------------
  Net increase (decrease) from
    participant transactions.......    1,453,464   1,675,815   4,619,477     3,678,552
                                     -----------  ----------  ----------  --------------
    Total increase (decrease) in
      net assets...................    2,461,649   1,711,022   5,246,678     3,831,488
                                     -----------  ----------  ----------  --------------
NET ASSETS:
Beginning of period................    4,203,610      --       5,840,585       --
                                     -----------  ----------  ----------  --------------
End of period......................  $ 6,665,259  $1,711,022  $11,087,263  $ 3,831,488
                                     -----------  ----------  ----------  --------------
                                     -----------  ----------  ----------  --------------


                                                               MFS SERIES SUB-ACCOUNTS
                                     ----------------------------------------------------------------------------
                                       EMERGING    GROWTH WITH   RESEARCH      TOTAL                     WORLD
                                      GROWTH **    INCOME ****     ***        RETURN      UTILITIES   GOVERNMENTS
                                     ------------  -----------  ----------  -----------   ----------  -----------
OPERATIONS:
Net investment gain (loss).........  $     (6,875) $    2,108   $ (11,215 ) $  (190,114)  $  (57,968) $    3,893
Net realized gain (loss)...........         1,644      49,851       1,277         3,460        2,162       7,995
Net unrealized gain (loss).........        24,778      43,425      20,550     2,716,983    1,313,374     (47,665)
                                     ------------  -----------  ----------  -----------   ----------  -----------
  Net increase (decrease) from
    operations.....................        19,547      95,384      10,612     2,530,329    1,257,568     (35,777)
                                     ------------  -----------  ----------  -----------   ----------  -----------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits...............     1,299,509   1,387,817   2,361,107     4,951,791      697,454     205,485
Participant transfers..............       849,791   1,287,747   1,353,004     3,826,468    1,697,348    (228,367)
Participant withdrawals............       (49,758)     (6,492 )   (45,052 )    (589,750)    (192,307)    (35,414)
                                     ------------  -----------  ----------  -----------   ----------  -----------
  Net increase (decrease) from
    participant transactions.......     2,099,542   2,669,072   3,669,059     8,188,509    2,202,495     (58,296)
                                     ------------  -----------  ----------  -----------   ----------  -----------
    Total increase (decrease) in
      net assets...................     2,119,089   2,764,456   3,679,671    10,718,838    3,460,063     (94,073)
                                     ------------  -----------  ----------  -----------   ----------  -----------
NET ASSETS:
Beginning of period................       --           --          --         8,702,389    2,791,807   1,507,463
                                     ------------  -----------  ----------  -----------   ----------  -----------
End of period......................  $  2,119,089  $2,764,456   $3,679,671  $19,421,227   $6,251,870  $1,413,390
                                     ------------  -----------  ----------  -----------   ----------  -----------
                                     ------------  -----------  ----------  -----------   ----------  -----------

------------------------------
**   Period from June 2, 1997 (date deposits first received) to December 31,
    1997
***  Period from June 9, 1997 (date deposits first received) to December 31,
    1997
**** Period from June 5, 1997 (date deposits first received) to December 31,
    1997

  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY SEPARATE ACCOUNT II
FINANCIAL STATEMENTS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIODS ENDED DECEMBER 31, 1997

                               AMT PORTFOLIO SUB-ACCOUNTS
                           -----------------------------------
                                         LIMITED                   OCC ACCUMULATION TRUST SUB-ACCOUNTS
                                         MATURITY               ------------------------------------------
                            BALANCED       BOND      PARTNERS   GLOBAL EQUITY      MANAGED      SMALL CAP
                           -----------  ----------  ----------  --------------   ------------  -----------
OPERATIONS:
Net investment gain
  (loss).................  $     4,491  $ 165,005   $ (251,590)  $    (110,468)  $   (284,880) $   (55,062)
Net realized gain........      168,066      1,260      517,817         860,079      1,227,733      140,943
Net unrealized gain......      507,948     92,716    4,735,263         718,584      7,959,980      845,266
                           -----------  ----------  ----------  --------------   ------------  -----------
  Net increase from
    operations...........      680,505    258,981    5,001,490       1,468,195      8,902,833      931,147
                           -----------  ----------  ----------  --------------   ------------  -----------
ACCUMULATION AND ANNUITY
  UNIT TRANSACTIONS:
Participant deposits           794,039  1,839,438   10,686,060       4,406,191     16,196,357    2,555,273
Participant transfers....      772,497  1,058,558    9,775,496       3,352,013     11,795,604    3,078,585
Participant withdrawals
  and annuity payments...     (201,295)  (183,646 )   (738,005)       (555,871)    (2,062,412)    (255,114)
                           -----------  ----------  ----------  --------------   ------------  -----------
  Net increase from
    participant
    transactions.........    1,365,241  2,714,350   19,723,551       7,202,333     25,929,549    5,378,744
                           -----------  ----------  ----------  --------------   ------------  -----------
    Total increase in net
     assets..............    2,045,746  2,973,331   24,725,041       8,670,528     34,832,382    6,309,891
                           -----------  ----------  ----------  --------------   ------------  -----------
NET ASSETS:
Beginning of period......    3,365,177  3,663,477    9,696,541      10,194,411     33,126,842    2,756,326
                           -----------  ----------  ----------  --------------   ------------  -----------
End of period............  $ 5,410,923  $6,636,808  $34,421,582  $  18,864,939   $ 67,959,224  $ 9,066,217
                           -----------  ----------  ----------  --------------   ------------  -----------
                           -----------  ----------  ----------  --------------   ------------  -----------

  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY SEPARATE ACCOUNT II
FINANCIAL STATEMENTS
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 1996

                                  ALGER AMERICAN PORTFOLIO SUB-ACCOUNTS                 FIDELITY VIP PORTFOLIO SUB-ACCOUNTS
                           ---------------------------------------------------   --------------------------------------------------
                                        LEVERAGED     MIDCAP        SMALL          EQUITY-       HIGH        MONEY
                             GROWTH       ALLCAP      GROWTH    CAPITALIZATION     INCOME      INCOME *      MARKET     OVERSEAS **
                           -----------  ----------  ----------  --------------   -----------  ----------  ------------  -----------
OPERATIONS:
Net investment gain
  (loss).................  $  (137,697) $  (48,267) $  (67,601)  $  (126,196)    $  (209,687) $  (19,299) $    428,827  $   (5,307)
Net realized gain
  (loss).................      229,107       8,055      80,821         1,764         340,521        (241)      --              168
Net unrealized gain......    1,131,951     218,998     345,620       109,613       2,059,625     196,922       --           64,159
                           -----------  ----------  ----------  --------------   -----------  ----------  ------------  -----------
  Net increase (decrease)
    from operations......    1,223,361     178,786     358,840       (14,819)      2,190,459     177,382       428,827      59,020
                           -----------  ----------  ----------  --------------   -----------  ----------  ------------  -----------
ACCUMULATION AND ANNUITY
  UNIT TRANSACTIONS:
Participant deposits.....   10,783,257   3,476,529   4,553,845     8,786,778      15,889,145   2,685,680    30,385,963   1,005,559
Participant transfers....    2,602,802     772,742   2,723,340     2,632,177       5,222,220   2,257,438   (26,362,351)    834,182
Participant withdrawals
  and annuity payments...     (294,588)    (53,503)    (98,852)     (281,569)     (1,664,909)   (237,110)     (825,252)     (4,152)
                           -----------  ----------  ----------  --------------   -----------  ----------  ------------  -----------
  Net increase from
    participant
    transactions.........   13,091,471   4,195,768   7,178,333    11,137,386      19,446,456   4,706,008     3,198,360   1,835,589
                           -----------  ----------  ----------  --------------   -----------  ----------  ------------  -----------
    Total increase in net
      assets.............   14,314,832   4,374,554   7,537,173    11,122,567      21,636,915   4,883,390     3,627,187   1,894,609
NET ASSETS:
Beginning of period......    3,860,017   1,209,214   2,038,525     3,271,500       6,546,342      --         6,975,643      --
                           -----------  ----------  ----------  --------------   -----------  ----------  ------------  -----------
End of period............  $18,174,849  $5,583,768  $9,575,698   $14,394,067     $28,183,257  $4,883,390  $ 10,602,830  $1,894,609
                           -----------  ----------  ----------  --------------   -----------  ----------  ------------  -----------
                           -----------  ----------  ----------  --------------   -----------  ----------  ------------  -----------

                               FIDELITY VIP II
                           PORTFOLIO SUB-ACCOUNTS
                           -----------------------
                             ASSET     INVESTMENT
                            MANAGER    GRADE BOND
                           ----------  -----------
OPERATIONS:
Net investment gain
  (loss).................  $   (3,908) $   44,176
Net realized gain
  (loss).................      23,191     (39,580)
Net unrealized gain......     318,766     134,649
                           ----------  -----------
  Net increase (decrease)
    from operations......     338,049     139,245
                           ----------  -----------
ACCUMULATION AND ANNUITY
  UNIT TRANSACTIONS:
Participant deposits.....   2,404,033   4,267,300
Participant transfers....     837,140     (43,936)
Participant withdrawals
  and annuity payments...     (79,225)    (43,602)
                           ----------  -----------
  Net increase from
    participant
    transactions.........   3,161,948   4,179,762
                           ----------  -----------
    Total increase in net
      assets.............   3,499,997   4,319,007
NET ASSETS:
Beginning of period......     703,613   1,521,578
                           ----------  -----------
End of period............  $4,203,610  $5,840,585
                           ----------  -----------
                           ----------  -----------

------------------------------
* Period from May 22, 1996 (date deposits first received) to December 31, 1996 ** Period from May 20, 1996 (date deposits first received) to December 31, 1996

  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY SEPARATE ACCOUNT II
FINANCIAL STATEMENTS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIODS ENDED DECEMBER 31, 1996

                                           MFS SERIES SUB-ACCOUNTS               AMT PORTFOLIO SUB-ACCOUNTS
                                     -----------------------------------   --------------------------------------
                                       TOTAL                    WORLD                     LIMITED
                                       RETURN    UTILITIES   GOVERNMENTS    BALANCED   MATURITY BOND    PARTNERS
                                     ----------  ----------  -----------   ----------  -------------   ----------
OPERATIONS:
Net investment gain (loss).........  $   70,381  $   43,717  $  (12,757)   $     (370)  $   82,632     $  (58,511)
Net realized gain..................      59,975     165,947         103       159,057          110         78,862
Net unrealized gain (loss).........     468,302      99,863      61,456       (27,931)       8,894      1,271,284
                                     ----------  ----------  -----------   ----------  -------------   ----------
  Net increase from operations.....     598,658     309,527      48,802       130,756       91,636      1,291,635
                                     ----------  ----------  -----------   ----------  -------------   ----------
ACCUMULATION AND ANNUITY UNIT
  TRANSACTIONS:
Participant deposits...............   4,811,832   1,302,058     895,119     1,994,125    1,858,603      4,552,441
Participant transfers..............   1,778,613     721,609     229,235       421,781      669,231      2,538,705
Participant withdrawals and annuity
  payments.........................    (126,130)    (54,286)     (8,402)      (59,302)     (82,873)      (209,905)
                                     ----------  ----------  -----------   ----------  -------------   ----------
  Net increase from participant
    transactions...................   6,464,315   1,969,381   1,115,952     2,356,604    2,444,961      6,881,241
                                     ----------  ----------  -----------   ----------  -------------   ----------
    Total increase in net assets...   7,062,973   2,278,908   1,164,754     2,487,360    2,536,597      8,172,876
NET ASSETS:
Beginning of period................   1,639,416     512,899     342,709       877,817    1,126,880      1,523,665
                                     ----------  ----------  -----------   ----------  -------------   ----------
End of period......................  $8,702,389  $2,791,807  $1,507,463    $3,365,177   $3,663,477     $9,696,541
                                     ----------  ----------  -----------   ----------  -------------   ----------
                                     ----------  ----------  -----------   ----------  -------------   ----------

                                               OCC ACCUMULATION
                                              TRUST SUB-ACCOUNTS
                                     ------------------------------------
                                       GLOBAL                    SMALL
                                       EQUITY       MANAGED       CAP
                                     -----------  -----------  ----------
OPERATIONS:
Net investment gain (loss).........  $   (40,318) $  (125,580) $   (9,497)
Net realized gain..................       51,921       76,937      24,917
Net unrealized gain (loss).........      767,457    3,785,792     239,507
                                     -----------  -----------  ----------
  Net increase from operations.....      779,060    3,737,149     254,927
                                     -----------  -----------  ----------
ACCUMULATION AND ANNUITY UNIT
  TRANSACTIONS:
Participant deposits...............    5,606,065   17,033,548   1,053,997
Participant transfers..............    2,295,536    7,398,554     835,481
Participant withdrawals and annuity
  payments.........................     (124,119)    (464,195)    (17,732)
                                     -----------  -----------  ----------
  Net increase from participant
    transactions...................    7,777,482   23,967,907   1,871,746
                                     -----------  -----------  ----------
    Total increase in net assets...    8,556,542   27,705,056   2,126,673
NET ASSETS:
Beginning of period................    1,637,869    5,421,786     629,653
                                     -----------  -----------  ----------
End of period......................  $10,194,411  $33,126,842  $2,756,326
                                     -----------  -----------  ----------
                                     -----------  -----------  ----------

  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY SEPARATE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997
--------------------------------------------------------------------------------

1.  ORGANIZATION

    CG Variable Annuity Separate Account II (the Account) is registered as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The operations of the Account are part of the operations of Connecticut General Life Insurance Company (CG Life). The assets and liabilities of the Account are clearly identified and distinguished from other assets and liabilities of CG Life. The assets of the Account are not available to meet the general obligations of CG Life and are held for the exclusive benefit of the participants. Within the account are four contract types that have different contract terms and or different fees (See Note 4).

    The assets of the Account are divided into variable sub-accounts each of which is invested in shares of twenty-five portfolios (mutual funds) of eight diversified open-end management investment companies, each portfolio with its own investment objective. The variable sub-accounts are:

    ALGER AMERICAN FUND:--

       Alger American Growth Portfolio
       Alger American Leveraged AllCap Portfolio
       Alger American MidCap Growth Portfolio
       Alger American Small Capitalization Portfolio

    CIGNA VARIABLE PRODUCTS GROUP:--

       CIGNA Variable Products Money Market Fund

    FIDELITY VARIABLE INSURANCE PRODUCTS FUND:--

       Equity-Income Portfolio
       High Income Portfolio
       Money Market Portfolio
       Overseas Portfolio

    FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:--

       Asset Manager Portfolio
       Contrafund Portfolio
       Investment Grade Bond Portfolio

    FIDELITY VARIABLE INSURANCE PRODUCTS FUND III:--

       Growth Opportunities Portfolio

    MFS VARIABLE INSURANCE TRUST:--

       MFS Emerging Growth Series
       MFS Growth with Income Series
       MFS Research Series
       MFS Total Return Series
       MFS Utilities Series
       MFS World Governments Series

    NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST:--

       AMT Balanced Portfolio
       AMT Limited Maturity Bond Portfolio
       AMT Partners Portfolio

CG VARIABLE ANNUITY SEPARATE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

1.  ORGANIZATION (CONTINUED)
    OCC ACCUMULATION TRUST:--

       OCC Global Equity Portfolio
       OCC Managed Portfolio
       OCC Small Cap Portfolio

    Effective January 1, 1998, CG Life sold its individual variable annuity business to Lincoln National Corporation (Lincoln). Although CG Life will remain responsible for all policy terms and conditions, Lincoln will be servicing the individual annuity contracts, including the payment of benefits, oversight of investment management and contract administration.

2.  SIGNIFICANT ACCOUNTING POLICIES

    These financial statements have been prepared in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed in the preparation of the Account's financial statements.

A. INVESTMENT VALUATION:--Investments held by the sub-accounts are valued at their respective closing net asset value per share as determined by the mutual funds as of December 31, 1997. The change in the difference between cost and value is reflected as unrealized gain (loss) in the Statements of Operations.

B. INVESTMENT TRANSACTIONS:--Investment transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on sales of investments are determined by the last-in, first-out cost basis of the investment sold. Dividend and capital gain distributions are recorded on the ex-dividend date. Investment transactions are settled through CG Life.

C. FEDERAL INCOME TAXES:--The operations of the Account form a part of, and are taxed with, the total operations of CG Life, which is taxed as a life insurance company. Under existing Federal income tax law, investment income (dividends) and capital gains attributable to the Account are not taxed.

D. ANNUITY RESERVES:--The amount of annuity reserves is determined by the actuarial assumptions which meet statutory requirements. Gains or losses resulting from the actual mortality experience, the responsibility of which is assumed by CG Life, are offset by transfers to or from CG Life.

CG VARIABLE ANNUITY SEPARATE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

3.  INVESTMENTS

    Total shares held and cost of investments as of December 31, 1997 were:

-------------------------------------------------------------------------------------------
                                                                       SHARES     COST OF
SUB-ACCOUNT                                                             HELD     INVESTMENTS
-------------------------------------------------------------------------------------------
Alger American Growth Portfolio.....................................    720,492  $24,629,937
Alger American Leveraged AllCap Portfolio...........................    356,222   6,847,244
Alger American MidCap Growth Portfolio..............................    636,836  13,557,022
Alger American Small Capitalization Portfolio.......................    460,166  18,845,387
CIGNA Variable Products Money Market Fund...........................  6,869,616   6,869,616
Fidelity Equity-Income Portfolio....................................  2,171,783  43,838,658
Fidelity High Income Portfolio......................................  1,290,469  16,068,252
Fidelity Money Market Portfolio.....................................  11,575,573 11,575,573
Fidelity Overseas Portfolio.........................................    364,474   6,894,872
Fidelity Asset Manager Portfolio....................................    370,087   5,827,525
Fidelity Contrafund Portfolio.......................................     85,809   1,670,018
Fidelity Investment Grade Bond Portfolio............................    882,744  10,559,814
Fidelity Growth Opportunities Portfolio.............................    198,832   3,666,247
MFS Emerging Growth Series..........................................    131,294   2,094,311
MFS Growth with Income Series.......................................    168,154   2,721,031
MFS Research Series.................................................    233,038   3,659,121
MFS Total Return Series.............................................  1,167,843  16,201,968
MFS Utilities Series................................................    347,520   4,830,719
MFS World Governments Series........................................    138,432   1,421,536
AMT Balanced Portfolio..............................................    303,984   4,930,498
AMT Limited Maturity Bond Portfolio.................................    470,029   6,506,300
AMT Partners Portfolio..............................................  1,670,951  28,361,035
OCC Global Equity Portfolio.........................................  1,317,384  17,399,927
OCC Managed Portfolio...............................................  1,603,568  55,978,469
OCC Small Cap Portfolio.............................................    343,808   7,961,523
-------------------------------------------------------------------------------------------

CG VARIABLE ANNUITY SEPARATE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

3.  INVESTMENTS (CONTINUED)
    Total purchases and sales of shares for each mutual fund, for the periods ended December 31, 1997, amounted to:

-------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                          PURCHASES     SALES
-------------------------------------------------------------------------------------------
Alger American Growth Portfolio....................................  $8,595,764  $1,014,633
Alger American Leveraged AllCap Portfolio..........................   2,723,167   1,225,998
Alger American MidCap Growth Portfolio.............................   5,434,002   1,168,497
Alger American Small Capitalization Portfolio......................   8,828,840   4,270,290
CIGNA Variable Products Money Market Fund*.........................  16,585,368   9,715,752
Fidelity Equity-Income Portfolio...................................  20,031,213   2,036,485
Fidelity High Income Portfolio.....................................  14,065,473   2,670,890
Fidelity Money Market Portfolio....................................  27,152,685  26,179,942
Fidelity Overseas Portfolio........................................   5,656,133     588,707
Fidelity Asset Manager Portfolio...................................   2,826,840     863,124
Fidelity Contrafund Portfolio**....................................   1,717,783      47,748
Fidelity Investment Grade Bond Portfolio...........................   6,343,028   1,467,077
Fidelity Growth Opportunities Portfolio***.........................   3,767,973     101,783
MFS Emerging Growth Series**.......................................   2,134,597      41,930
MFS Growth with Income Series****..................................   2,729,062       7,933
MFS Research Series***.............................................   3,805,827     147,983
MFS Total Return Series............................................   8,657,635     659,240
MFS Utilities Series...............................................   2,560,406     415,879
MFS World Governments Series.......................................     569,430     613,845
AMT Balanced Portfolio.............................................   2,296,440     767,536
AMT Limited Maturity Bond Portfolio................................   4,359,908   1,480,553
AMT Partners Portfolio.............................................  22,831,233   2,805,176
OCC Global Equity Portfolio........................................   8,917,830     962,662
OCC Managed Portfolio..............................................  27,881,600   1,009,672
OCC Small Cap Portfolio............................................   5,864,106     400,520
-------------------------------------------------------------------------------------------

*    From 5/20/97, date deposits first received, to December 31, 1997.

**   From 6/2/97, date deposits first received, to December 31, 1997.

***  From 6/9/97, date deposits first received, to December 31, 1997.

**** From 6/5/97, date deposits first received, to December 31, 1997.

4.  CHARGES AND DEDUCTIONS

    CG Life assumes the risk that annuitants may live longer than expected and also assumes a mortality risk in connection with the death benefits of the contract. CG Life also assumes a risk that its actual administrative expenses may be higher than amounts deducted for such expenses. For all contracts sold after April 30, 1997, CG Life charges each variable sub-account the daily equivalent of 1.25%, on an annual basis, of the current value of each sub-account's assets for the assumption of these risks. All contracts sold before May 1, 1997, with the exception of contracts sold in the state of New York from May 1, 1996 to April 30, 1997 (1.25% annual fee), have an annual fee of 1.20% for mortality and expense risks.

    CG Life also deducts a daily administrative fee from the assets of each variable sub-account as partial reimbursement for administrative expenses relating to the issuance and maintenance of the contract and the participant's annuity

CG VARIABLE ANNUITY SEPARATE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

4.  CHARGES AND DEDUCTIONS (CONTINUED)
account. For all contracts sold after April 30, 1997, this charge is at an effective annual rate of .15%. All contracts sold before May 1, 1997, with the exception of contracts sold in the state of New York from May 1, 1996 to April 30, 1997 (.15% annual fee), have an effective annual rate of .10%.

    As partial compensation for administrative services provided, CG Life additionally receives a $35 ($30 on New York contracts) annuity account fee per year from each contract. This charge is deducted from the fixed or variable sub-account of the participant or on a pro-rata basis from two or more fixed or variable sub-accounts in relation to their values under the contract. Fixed sub-accounts are part of the general account of CG Life and are not included in these financial statements. The annuity account fee will be waived for any contract year in which the annuity account value equals or exceeds $100,000 as of the last valuation date of the contract year. Annuity account fees, for the variable sub-accounts, amounting to $71,683, were deducted for the periods ended December 31, 1997.

    For contracts sold prior to May 1, 1997 (excluding contracts sold in the state of New York where the optional death benefit was not available), the participant could have, for an additional charge, selected an optional death benefit (optional death benefit fee). The optional death benefit fee will be deducted from the participant's fixed or variable sub-account or on a pro-rata basis from two or more fixed or variable sub-accounts in relation to their values under the contract on the date of each contract anniversary. The optional death benefit fees, for the variable sub-accounts, amounted to $4,356 for the periods ended December 31, 1997.

    Under certain circumstances, CG Life reserves the right to charge a transfer fee of up to $10 for transfers between sub-accounts. No transfer fees, for the variable sub-accounts, were deducted for the periods ended December 31, 1997.

CG VARIABLE ANNUITY SEPARATE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

4.  CHARGES AND DEDUCTIONS (CONTINUED)
    The fees charged by CG Life for mortality and expense risks and administrative fees, from variable sub-accounts, for the periods ended December 31, 1997, amounted to:

-----------------------------------------------------------------------------------------------
                                                                        MORTALITY   ASSET BASED
                                                                       AND EXPENSE  ADMINISTRATIVE
SUB-ACCOUNT                                                             RISK FEES      FEES
-----------------------------------------------------------------------------------------------
Alger American Growth Portfolio......................................   $ 304,868    $  26,402
Alger American Leveraged AllCap Portfolio............................      86,987        7,501
Alger American MidCap Growth Portfolio...............................     157,966       13,656
Alger American Small Capitalization Portfolio........................     200,537       17,465
CIGNA Variable Products Money Market Fund*...........................      23,648        2,838
Fidelity Equity-Income Portfolio.....................................     489,324       42,440
Fidelity High Income Portfolio.......................................     130,361       11,610
Fidelity Money Market Portfolio......................................     173,089       14,557
Fidelity Overseas Portfolio..........................................      55,821        4,954
Fidelity Asset Manager Portfolio.....................................      70,643        6,115
Fidelity Contrafund Portfolio**......................................       5,162          620
Fidelity Investment Grade Bond Portfolio.............................      96,220        8,297
Fidelity Growth Opportunities Portfolio***...........................      11,037        1,325
MFS Emerging Growth Series**.........................................       6,138          737
MFS Growth with Income Series****....................................       7,652          918
MFS Research Series***...............................................      10,013        1,202
MFS Total Return Series..............................................     174,760       15,354
MFS Utilities Series.................................................      53,426        4,542
MFS World Governments Series.........................................      16,724        1,418
AMT Balanced Portfolio...............................................      52,966        4,558
AMT Limited Maturity Bond Portfolio..................................      60,458        5,241
AMT Partners Portfolio...............................................     263,923       23,647
OCC Global Equity Portfolio..........................................     184,183       15,960
OCC Managed Portfolio................................................     629,309       55,157
OCC Small Cap Portfolio..............................................      68,834        6,066
-----------------------------------------------------------------------------------------------

*    From 5/20/97, date deposits first received, to December 31, 1997.

**   From 6/2/97, date deposits first received, to December 31, 1997.

***  From 6/9/97, date deposits first received, to December 31, 1997.

**** From 6/5/97, date deposits first received, to December 31, 1997.

    No deduction for sales charges is made from a premium payment. However, if a cash withdrawal is made, a withdrawal charge (contingent deferred sales charge) may be assessed by CG Life. The withdrawal charge, if assessed, varies from 0-7% depending upon the duration of each contract deposit. The withdrawal charge is deducted from withdrawal proceeds for full withdrawals and reduces the remaining account value for partial withdrawals. These charges are paid to CG Life as reimbursement for services provided. These services include commissions paid to sales personnel, the costs associated with preparation of sales literature and other promotional costs and acquisition expenses. Withdrawal charges paid to CG Life for the variable sub-accounts, for the periods ended December 31, 1997, amounted to $145,226.

CG VARIABLE ANNUITY SEPARATE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

5.  DISTRIBUTION OF NET INCOME

    The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of surrenders, death benefits, transfers to other fixed or variable sub-accounts or annuity payments in excess of net purchase payments.

6.  DIVERSIFICATION REQUIREMENTS

    Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for Federal tax purposes for any period for which the investments of the segregated asset account, on which the contract is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. CG Life believes, based on assurances from the mutual fund managers, that the mutual funds satisfy the requirements of the regulations.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Connecticut General
Life Insurance Company and Participants of the
CG Variable Annuity Separate Account II

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the sub-accounts, Alger American Fund--Alger American Growth Portfolio, Alger American Leveraged AllCap Portfolio, Alger American MidCap Growth Portfolio, Alger American Small Capitalization Portfolio; CIGNA Variable Products Group--CIGNA Variable Products Money Market Fund; Fidelity Variable Insurance Products Fund--Equity-Income Portfolio, High Income Portfolio, Money Market Portfolio, Overseas Portfolio; Fidelity Variable Insurance Products Fund II--Asset Manager Portfolio, Contrafund Portfolio, Investment Grade Bond Portfolio; Fidelity Variable Insurance Products Fund III--Growth Opportunities Portfolio; MFS Variable Insurance Trust--MFS Emerging Growth Series, MFS Growth with Income Series, MFS Research Series, MFS Total Return Series, MFS Utilities Series, MFS World Governments Series; Neuberger & Berman Advisers Management Trust--AMT Balanced Portfolio, AMT Limited Maturity Bond Portfolio, AMT Partners Portfolio; OCC Accumulation Trust--OCC Global Equity Portfolio, OCC Managed Portfolio, OCC Small Cap Portfolio (constituting the CG Variable Annuity Separate Account II, hereafter referred to as "the Account") at December 31, 1997, the results of each of their operations and the changes in each of their net assets for the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodians, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Hartford, Connecticut
February 20, 1998

CIGNA VARIABLE ANNUITY SEPARATE ACCOUNT I
FINANCIAL STATEMENTS
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

                                      ALGER AMERICAN PORTFOLIO SUB-ACCOUNTS               FIDELITY VIP PORTFOLIO SUB-ACCOUNTS
                                --------------------------------------------------   ----------------------------------------------
                                            LEVERAGED     MIDCAP        SMALL         EQUITY-       HIGH       MONEY
                                  GROWTH      ALLCAP      GROWTH    CAPITALIZATION     INCOME      INCOME      MARKET     OVERSEAS
                                ----------  ----------  ----------  --------------   ----------  ----------  ----------  ----------
ASSETS:
Investment in variable
 insurance funds at value.....  $6,720,542  $2,394,619  $4,468,725    $4,929,689     $7,177,312  $3,026,228  $2,004,732  $1,309,749
Receivable from CIGNA Life
 Insurance Company............      --          --           5,895       --               2,277      --           5,982      --
Receivable for fund shares
 sold.........................       7,193       4,270      --             1,375         --           1,435      --           5,146
                                ----------  ----------  ----------  --------------   ----------  ----------  ----------  ----------
  Total assets................   6,727,735   2,398,889   4,474,620     4,931,064      7,179,589   3,027,663   2,010,714   1,314,895
                                ----------  ----------  ----------  --------------   ----------  ----------  ----------  ----------
LIABILITIES:
Payable to CIGNA Life
 Insurance Company............       7,193       4,270      --             1,375         --           1,435      --           5,146
Payable for fund shares
 purchased....................      --          --           5,895       --               2,277      --           5,982      --
                                ----------  ----------  ----------  --------------   ----------  ----------  ----------  ----------
  Total liabilities...........       7,193       4,270       5,895         1,375          2,277       1,435       5,982       5,146
                                ----------  ----------  ----------  --------------   ----------  ----------  ----------  ----------
  Net assets..................  $6,720,542  $2,394,619  $4,468,725    $4,929,689     $7,177,312  $3,026,228  $2,004,732  $1,309,749
                                ----------  ----------  ----------  --------------   ----------  ----------  ----------  ----------
                                ----------  ----------  ----------  --------------   ----------  ----------  ----------  ----------
Accumulation units
 outstanding..................     533,777     192,937     347,797       454,338        515,383     244,455     186,254     111,798
Net asset value per
 accumulation unit............  $12.590543  $12.411431  $12.848669    $10.850258     $13.926178  $12.379478  $10.763448  $11.715303

                                   FIDELITY VIP II
                                PORTFOLIO SUB-ACCOUNTS
                                ----------------------
                                  ASSET     INVESTMENT
                                 MANAGER    GRADE BOND
                                ----------  ----------
ASSETS:
Investment in variable
 insurance funds at value.....  $  811,631  $1,407,763
Receivable from CIGNA Life
 Insurance Company............      --           8,022
Receivable for fund shares
 sold.........................          29      --
                                ----------  ----------
  Total assets................     811,660   1,415,785
                                ----------  ----------
LIABILITIES:
Payable to CIGNA Life
 Insurance Company............          29      --
Payable for fund shares
 purchased....................      --           8,022
                                ----------  ----------
  Total liabilities...........          29       8,022
                                ----------  ----------
  Net assets..................  $  811,631  $1,407,763
                                ----------  ----------
                                ----------  ----------
Accumulation units
 outstanding..................      61,335     127,249
Net asset value per
 accumulation unit............  $13.232694  $11.063082

  The Notes to Financial Statements are an integral part of these statements.

CIGNA VARIABLE ANNUITY SEPARATE ACCOUNT I
FINANCIAL STATEMENTS
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 1997

                                                                        AMT PORTFOLIO SUB-ACCOUNTS
                                     MFS SERIES SUB-ACCOUNTS        ----------------------------------
                                ----------------------------------               LIMITED
                                  TOTAL                   WORLD                  MATURITY
                                  RETURN    UTILITIES   GOVERNMENTS  BALANCED      BOND      PARTNERS
                                ----------  ----------  ----------  ----------  ----------  ----------
ASSETS:
Investment in variable
 insurance funds at value.....  $3,252,639  $  462,293  $ 337,117   $1,073,783  $ 472,317   $5,915,933
Receivable from CIGNA Life
 Insurance Company............      --          --         --           --          8,038       --
Receivable for fund shares
 sold.........................         116          33         24        4,121     --            7,121
                                ----------  ----------  ----------  ----------  ----------  ----------
  Total assets................   3,252,755     462,326    337,141    1,077,904    480,355    5,923,054
                                ----------  ----------  ----------  ----------  ----------  ----------
LIABILITIES:
Payable to CIGNA Life
 Insurance Company............         116          33         24        4,121     --            7,121
Payable for fund shares
 purchased....................      --          --         --           --          8,038       --
                                ----------  ----------  ----------  ----------  ----------  ----------
  Total liabilities...........         116          33         24        4,121      8,038        7,121
                                ----------  ----------  ----------  ----------  ----------  ----------
  Net assets..................  $3,252,639  $  462,293  $ 337,117   $1,073,783  $ 472,317   $5,915,933
                                ----------  ----------  ----------  ----------  ----------  ----------
                                ----------  ----------  ----------  ----------  ----------  ----------
Accumulation units
 outstanding..................     248,453      29,938     33,023       89,317     43,616      375,038
Net asset value per
 accumulation unit............  $13.091558  $15.441911  $10.208648  $12.022153  $10.828905  $15.774212

                                      OCC ACCUMULATION TRUST
                                           SUB-ACCOUNTS
                                ----------------------------------
                                  GLOBAL
                                  EQUITY     MANAGED    SMALL CAP
                                ----------  ----------  ----------
ASSETS:
Investment in variable
 insurance funds at value.....  $5,621,365  $11,510,878 $2,124,414
Receivable from CIGNA Life
 Insurance Company............      --          --          --
Receivable for fund shares
 sold.........................         201       6,758          76
                                ----------  ----------  ----------
  Total assets................   5,621,566  11,517,636   2,124,490
                                ----------  ----------  ----------
LIABILITIES:
Payable to CIGNA Life
 Insurance Company............         201       6,758          76
Payable for fund shares
 purchased....................      --          --          --
                                ----------  ----------  ----------
  Total liabilities...........         201       6,758          76
                                ----------  ----------  ----------
  Net assets..................  $5,621,365  $11,510,878 $2,124,414
                                ----------  ----------  ----------
                                ----------  ----------  ----------
Accumulation units
 outstanding..................     452,255     823,864     154,786
Net asset value per
 accumulation unit............  $12.429635  $13.971818  $13.724821

  The Notes to Financial Statements are an integral part of these statements.

CIGNA VARIABLE ANNUITY SEPARATE ACCOUNT I
FINANCIAL STATEMENTS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997

                                           ALGER AMERICAN PORTFOLIO SUB-ACCOUNTS             FIDELITY VIP PORTFOLIO SUB-ACCOUNTS
                                     --------------------------------------------------   ------------------------------------------
                                                 LEVERAGED     MIDCAP        SMALL         EQUITY-       HIGH      MONEY
                                       GROWTH      ALLCAP      GROWTH    CAPITALIZATION     INCOME      INCOME     MARKET   OVERSEAS
                                     ----------  ----------  ----------  --------------   ----------  ----------  --------  --------
INVESTMENT INCOME:
Dividends..........................  $  19,203   $  --       $   2,201   $    --          $  85,115   $ 162,688   $157,804  $15,934

EXPENSES:
Mortality and expense risk and
  administrative charges...........     78,389      27,519      52,169         58,763        81,384      35,105     38,896   15,820
                                     ----------  ----------  ----------  --------------   ----------  ----------  --------  --------
  Net investment gain (loss).......    (59,186 )   (27,519 )   (49,968 )      (58,763)        3,731     127,583    118,908      114
                                     ----------  ----------  ----------  --------------   ----------  ----------  --------  --------
NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS:
Capital distributions from
  portfolio sponsors...............     34,776      --          53,679        164,464       427,936      20,107      --      63,253
Net realized gain (loss) on share
  transactions.....................      6,164         410      (4,949 )         (377)        1,245      (5,780 )    --      (2,737)
                                     ----------  ----------  ----------  --------------   ----------  ----------  --------  --------
  Net realized gain................     40,940         410      48,730        164,087       429,181      14,327      --      60,516
Net unrealized gain................  1,246,944     352,205     488,175        341,424     1,001,358     249,616      --      35,170
                                     ----------  ----------  ----------  --------------   ----------  ----------  --------  --------
  Net realized and unrealized gain
    on investments.................  1,287,884     352,615     536,905        505,511     1,430,539     263,943      --      95,686
                                     ----------  ----------  ----------  --------------   ----------  ----------  --------  --------
INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS..................  $1,228,698  $ 325,096   $ 486,937   $    446,748     $1,434,270  $ 391,526   $118,908  $95,800
                                     ----------  ----------  ----------  --------------   ----------  ----------  --------  --------
                                     ----------  ----------  ----------  --------------   ----------  ----------  --------  --------


                                       FIDELITY VIP II
                                          PORTFOLIO
                                         SUB-ACCOUNTS
                                     --------------------
                                      ASSET    INVESTMENT
                                     MANAGER   GRADE BOND
                                     --------  ----------
INVESTMENT INCOME:
Dividends..........................  $ 18,286  $  69,813
EXPENSES:
Mortality and expense risk and
  administrative charges...........     8,746     16,842
                                     --------  ----------
  Net investment gain (loss).......     9,540     52,971
                                     --------  ----------
NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS:
Capital distributions from
  portfolio sponsors...............    45,871     --
Net realized gain (loss) on share
  transactions.....................       128      4,463
                                     --------  ----------
  Net realized gain................    45,999      4,463
Net unrealized gain................    58,841     41,442
                                     --------  ----------
  Net realized and unrealized gain
    on investments.................   104,840     45,905
                                     --------  ----------
INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS..................  $114,380  $  98,876
                                     --------  ----------
                                     --------  ----------

  The Notes to Financial Statements are an integral part of these statements.

CIGNA VARIABLE ANNUITY SEPARATE ACCOUNT I
FINANCIAL STATEMENTS
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1997

                                           MFS SERIES SUB-ACCOUNTS                 AMT PORTFOLIO SUB-ACCOUNTS
                                     ------------------------------------   ----------------------------------------
                                       TOTAL                    WORLD                       LIMITED
                                       RETURN    UTILITIES   GOVERNMENTS     BALANCED    MATURITY BOND    PARTNERS
                                     ----------  ----------  ------------   -----------  -------------  ------------
INVESTMENT INCOME:
Dividends..........................  $  --       $  --       $     5,395    $   14,624   $    19,825    $    11,350

EXPENSES:
Mortality and expense risk and
  administrative charges...........     37,682       4,605         4,309        12,533         4,854         64,153
                                     ----------  ----------  ------------   -----------  -------------  ------------
  Net investment gain (loss).......    (37,682 )    (4,605 )       1,086         2,091        14,971        (52,803)
                                     ----------  ----------  ------------   -----------  -------------  ------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Capital distributions from
  portfolio sponsors...............     --          --             2,445        37,535       --             174,803
Net realized gain (loss) on share
  transactions.....................     11,805          43           191           232           441            982
                                     ----------  ----------  ------------   -----------  -------------  ------------
  Net realized gain................     11,805          43         2,636        37,767           441        175,785
Net unrealized gain (loss).........    546,882     104,030       (10,473)      112,500         4,249      1,110,370
                                     ----------  ----------  ------------   -----------  -------------  ------------
  Net realized and unrealized gain
    (loss) on investments..........    558,687     104,073        (7,837)      150,267         4,690      1,286,155
                                     ----------  ----------  ------------   -----------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS........  $ 521,005   $  99,468   $    (6,751)   $  152,358   $    19,661    $ 1,233,352
                                     ----------  ----------  ------------   -----------  -------------  ------------
                                     ----------  ----------  ------------   -----------  -------------  ------------


                                       OCC ACCUMULATION TRUST SUB-ACCOUNTS
                                     ---------------------------------------
                                       GLOBAL
                                       EQUITY        MANAGED      SMALL CAP
                                     -----------   ------------   ----------
INVESTMENT INCOME:
Dividends..........................  $   27,188    $    88,706    $   7,191
EXPENSES:
Mortality and expense risk and
  administrative charges...........      69,185        131,267       21,051
                                     -----------   ------------   ----------
  Net investment gain (loss).......     (41,997)       (42,561)     (13,860)
                                     -----------   ------------   ----------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Capital distributions from
  portfolio sponsors...............     257,605        272,444       50,712
Net realized gain (loss) on share
  transactions.....................       2,292          5,354       (1,357)
                                     -----------   ------------   ----------
  Net realized gain................     259,897        277,798       49,355
Net unrealized gain (loss).........     365,823      1,563,433      239,214
                                     -----------   ------------   ----------
  Net realized and unrealized gain
    (loss) on investments..........     625,720      1,841,231      288,569
                                     -----------   ------------   ----------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS........  $  583,723    $ 1,798,670    $ 274,709
                                     -----------   ------------   ----------
                                     -----------   ------------   ----------

  The Notes to Financial Statements are an integral part of these statements.

CIGNA VARIABLE ANNUITY SEPARATE ACCOUNT I
FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997

                                     ALGER AMERICAN PORTFOLIO SUB-ACCOUNTS             FIDELITY VIP PORTFOLIO SUB-ACCOUNTS
                                ------------------------------------------------  ----------------------------------------------
                                             LEVERAGED    MIDCAP        SMALL       EQUITY-                   MONEY
                                  GROWTH      ALLCAP      GROWTH     CAPITALIZATION   INCOME   HIGH INCOME   MARKET    OVERSEAS
                                -----------  ---------  -----------  -----------  -----------  -----------  ---------  ---------
OPERATIONS:
Net investment gain (loss)....   $ (59,186)  $ (27,519)  $ (49,968)   $ (58,763)   $   3,731    $ 127,583   $ 118,908  $     114
Net realized gain.............      40,940         410      48,730      164,087      429,181       14,327      --         60,516
Net unrealized gain...........   1,246,944     352,205     488,175      341,424    1,001,358      249,616      --         35,170
                                -----------  ---------  -----------  -----------  -----------  -----------  ---------  ---------
  Net increase from
    operations................   1,228,698     325,096     486,937      446,748    1,434,270      391,526     118,908     95,800
                                -----------  ---------  -----------  -----------  -----------  -----------  ---------  ---------
ACCUMULATION UNIT
 TRANSACTIONS:
Participant deposits..........     632,495     364,982     305,946      553,717      619,654      660,410   3,351,621    187,724
Participant transfers.........     554,089     135,412     581,485      178,738      624,627      209,382   (4,817,778)   213,482
Participant withdrawals.......     (91,104)    (21,611)    (53,293)     (94,087)    (169,892)    (124,736)   (188,209)    (8,681)
                                -----------  ---------  -----------  -----------  -----------  -----------  ---------  ---------
  Net increase (decrease) from
    participant
    transactions..............   1,095,480     478,783     834,138      638,368    1,074,389      745,056   (1,654,366)   392,525
                                -----------  ---------  -----------  -----------  -----------  -----------  ---------  ---------
    Total increase (decrease)
      in net assets...........   2,324,178     803,879   1,321,075    1,085,116    2,508,659    1,136,582   (1,535,458)   488,325
NET ASSETS:
Beginning of period...........   4,396,364   1,590,740   3,147,650    3,844,573    4,668,653    1,889,646   3,540,190    821,424
                                -----------  ---------  -----------  -----------  -----------  -----------  ---------  ---------
End of period.................   $6,720,542  $2,394,619  $4,468,725   $4,929,689   $7,177,312   $3,026,228  $2,004,732 $1,309,749
                                -----------  ---------  -----------  -----------  -----------  -----------  ---------  ---------
                                -----------  ---------  -----------  -----------  -----------  -----------  ---------  ---------

                                    FIDELITY VIP II
                                 PORTFOLIO SUB-ACCOUNTS
                                ------------------------
                                   ASSET     INVESTMENT
                                  MANAGER    GRADE BOND
                                -----------  -----------
OPERATIONS:
Net investment gain (loss)....  $     9,540  $   52,971
Net realized gain.............       45,999       4,463
Net unrealized gain...........       58,841      41,442
                                -----------  -----------
  Net increase from
    operations................      114,380      98,876
                                -----------  -----------
ACCUMULATION UNIT
 TRANSACTIONS:
Participant deposits..........       51,260     153,852
Participant transfers.........      151,731      81,144
Participant withdrawals.......       (5,051)    (75,871 )
                                -----------  -----------
  Net increase (decrease) from
    participant
    transactions..............      197,940     159,125
                                -----------  -----------
    Total increase (decrease)
      in net assets...........      312,320     258,001
NET ASSETS:
Beginning of period...........      499,311   1,149,762
                                -----------  -----------
End of period.................  $   811,631  $1,407,763
                                -----------  -----------
                                -----------  -----------

  The Notes to Financial Statements are an integral part of these statements.

CIGNA VARIABLE ANNUITY SEPARATE ACCOUNT I
FINANCIAL STATEMENTS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                             AMT PORTFOLIO SUB-ACCOUNTS
                                       MFS SERIES SUB-ACCOUNTS         --------------------------------------
                                -------------------------------------                 LIMITED
                                   TOTAL                     WORLD                    MATURITY
                                  RETURN      UTILITIES   GOVERNMENTS   BALANCED        BOND       PARTNERS
                                -----------  -----------  -----------  -----------  ------------  -----------
OPERATIONS:
Net investment gain (loss)....   $ (37,682)   $  (4,605)   $   1,086    $   2,091    $   14,971    $ (52,803)
Net realized gain.............      11,805           43        2,636       37,767           441      175,785
Net unrealized gain (loss)....     546,882      104,030      (10,473)     112,500         4,249    1,110,370
                                -----------  -----------  -----------  -----------  ------------  -----------
  Net increase (decrease) from
    operations................     521,005       99,468       (6,751)     152,358        19,661    1,233,352
                                -----------  -----------  -----------  -----------  ------------  -----------
ACCUMULATION UNIT
 TRANSACTIONS:
Participant deposits..........     292,867       43,369       33,996       62,974        90,047      589,901
Participant transfers.........     298,337       78,307       32,150      109,370       100,274      890,633
Participant withdrawals.......     (74,238)      (5,948)        (831)      (4,430)      (26,296)    (124,163)
                                -----------  -----------  -----------  -----------  ------------  -----------
  Net increase from
    participant
    transactions..............     516,966      115,728       65,315      167,914       164,025    1,356,371
                                -----------  -----------  -----------  -----------  ------------  -----------
    Total increase in net
      assets..................   1,037,971      215,196       58,564      320,272       183,686    2,589,723
NET ASSETS:
Beginning of period...........   2,214,668      247,097      278,553      753,511       288,631    3,326,210
                                -----------  -----------  -----------  -----------  ------------  -----------
End of period.................   $3,252,639   $ 462,293    $ 337,117    $1,073,783   $  472,317    $5,915,933
                                -----------  -----------  -----------  -----------  ------------  -----------
                                -----------  -----------  -----------  -----------  ------------  -----------


                                 OCC ACCUMULATION TRUST SUB-ACCOUNTS
                                -------------------------------------
                                  GLOBAL
                                  EQUITY       MANAGED     SMALL CAP
                                -----------  -----------  -----------
OPERATIONS:
Net investment gain (loss)....  $   (41,997) $   (42,561) $   (13,860)
Net realized gain.............      259,897      277,798       49,355
Net unrealized gain (loss)....      365,823    1,563,433      239,214
                                -----------  -----------  -----------
  Net increase (decrease) from
    operations................      583,723    1,798,670      274,709
                                -----------  -----------  -----------
ACCUMULATION UNIT
 TRANSACTIONS:
Participant deposits..........      448,478    1,390,886      192,397
Participant transfers.........      486,897    1,933,014      531,702
Participant withdrawals.......      (95,846)    (229,819)     (13,268)
                                -----------  -----------  -----------
  Net increase from
    participant
    transactions..............      839,529    3,094,081      710,831
                                -----------  -----------  -----------
    Total increase in net
      assets..................    1,423,252    4,892,751      985,540
NET ASSETS:
Beginning of period...........    4,198,113    6,618,127    1,138,874
                                -----------  -----------  -----------
End of period.................  $ 5,621,365  $11,510,878  $ 2,124,414
                                -----------  -----------  -----------
                                -----------  -----------  -----------

  The Notes to Financial Statements are an integral part of these statements.

CIGNA VARIABLE ANNUITY SEPARATE ACCOUNT I
FINANCIAL STATEMENTS
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM INCEPTION (DATE DEPOSITS
FIRST RECEIVED) TO DECEMBER 31, 1996

                                 ALGER AMERICAN PORTFOLIO SUB-ACCOUNTS                  FIDELITY VIP PORTFOLIO SUB-ACCOUNTS
                         ------------------------------------------------------   ------------------------------------------------
                                       LEVERAGED     MIDCAP          SMALL          EQUITY-                     MONEY
                            GROWTH       ALLCAP      GROWTH      CAPITALIZATION      INCOME      HIGH INCOME    MARKET    OVERSEAS
                         ------------  ----------  -----------   --------------   ------------   -----------  ----------  --------
Inception Date.........  February 23,   February   January 19,    February 9,     February 20,     May 17,     February   May 13,
                             1996       9, 1996       1996            1996            1996          1996       22, 1996     1996
OPERATIONS:
Net investment gain
 (loss)................   $  (21,816)  $   (7,549) $  (14,877)     $  (19,633)     $  (23,420)   $    (7,249) $  86,432   $ (2,735)
Net realized gain
 (loss)................       23,542       (3,529)      7,948           2,917           1,656            (10)    --              7
Net unrealized gain
 (loss)................      186,010       21,298     128,511          (9,354)        317,747         74,586     --         38,035
                         ------------  ----------  -----------   --------------   ------------   -----------  ----------  --------
  Net increase
    (decrease) from
    operations.........      187,736       10,220     121,582         (26,070)        295,983         67,327     86,432     35,307
                         ------------  ----------  -----------   --------------   ------------   -----------  ----------  --------
ACCUMULATION UNIT
 TRANSACTIONS:
Participant deposits...    3,317,873    1,651,397   1,942,260       2,839,597       3,239,285      1,400,589  13,217,666   333,797
Participant
 transfers.............      925,179      299,414   1,093,142       1,040,987       1,177,728        422,934  (9,729,196)  453,233
Participant
 withdrawals...........      (34,424)    (370,291)     (9,334)         (9,941)        (44,343)        (1,204)   (34,712 )     (913)
                         ------------  ----------  -----------   --------------   ------------   -----------  ----------  --------
  Net increase from
    participant
    transactions.......    4,208,628    1,580,520   3,026,068       3,870,643       4,372,670      1,822,319  3,453,758    786,117
                         ------------  ----------  -----------   --------------   ------------   -----------  ----------  --------
    Total increase in
      net assets.......    4,396,364    1,590,740   3,147,650       3,844,573       4,668,653      1,889,646  3,540,190    821,424
NET ASSETS:
Beginning of period....      --            --          --             --              --             --          --          --
                         ------------  ----------  -----------   --------------   ------------   -----------  ----------  --------
End of period..........   $4,396,364   $1,590,740  $3,147,650      $3,844,573      $4,668,653    $ 1,889,646  $3,540,190  $821,424
                         ------------  ----------  -----------   --------------   ------------   -----------  ----------  --------
                         ------------  ----------  -----------   --------------   ------------   -----------  ----------  --------

                            FIDELITY VIP II
                               PORTFOLIO
                             SUB-ACCOUNTS
                         ---------------------
                          ASSET    INVESTMENT
                         MANAGER   GRADE BOND
                         --------  -----------
Inception Date.........  March 1,   March 1,
                           1996       1996
OPERATIONS:
Net investment gain
 (loss)................  $ (2,834) $   (6,076)
Net realized gain
 (loss)................       277         568
Net unrealized gain
 (loss)................    36,730      34,504
                         --------  -----------
  Net increase
    (decrease) from
    operations.........    34,173      28,996
                         --------  -----------
ACCUMULATION UNIT
 TRANSACTIONS:
Participant deposits...   387,774   1,037,858
Participant
 transfers.............    78,318      87,046
Participant
 withdrawals...........      (954)     (4,138)
                         --------  -----------
  Net increase from
    participant
    transactions.......   465,138   1,120,766
                         --------  -----------
    Total increase in
      net assets.......   499,311   1,149,762
NET ASSETS:
Beginning of period....     --         --
                         --------  -----------
End of period..........  $499,311  $1,149,762
                         --------  -----------
                         --------  -----------

  The Notes to Financial Statements are an integral part of these statements.

CIGNA VARIABLE ANNUITY SEPARATE ACCOUNT I
FINANCIAL STATEMENTS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIOD FROM INCEPTION (DATE DEPOSITS
FIRST RECEIVED) TO DECEMBER 31, 1996

                                       MFS SERIES SUB-ACCOUNTS                   AMT PORTFOLIO SUB-ACCOUNTS
                                --------------------------------------   -------------------------------------------
                                   TOTAL                      WORLD                        LIMITED
                                   RETURN      UTILITIES   GOVERNMENTS     BALANCED     MATURITY BOND     PARTNERS
                                ------------   ---------   -----------   ------------   -------------   ------------
Inception Date................  February 22,   March 15,    February     February 22,   February 20,    February 20,
                                    1996         1996       20, 1996         1996           1996            1996
OPERATIONS:
Net investment gain (loss)....   $   23,621    $  4,322     $ (1,037)      $ (3,107)      $  3,863       $  (15,319)
Net realized gain (loss)......       14,916      14,917            1          3,139         (5,482)           3,215
Net unrealized gain...........       76,713       7,903        6,883         21,429          7,496          385,732
                                ------------   ---------   -----------   ------------   -------------   ------------
  Net increase from
    operations................      115,250      27,142        5,847         21,461          5,877          373,628
                                ------------   ---------   -----------   ------------   -------------   ------------
ACCUMULATION UNIT
 TRANSACTIONS:
Participant deposits..........    1,686,151     185,211      179,597        539,940        252,711        2,214,066
Participant transfers.........      421,178      38,655       93,230        198,384         34,153          744,129
Participant withdrawals.......       (7,911)     (3,911)        (121)        (6,274)        (4,110)          (5,613)
                                ------------   ---------   -----------   ------------   -------------   ------------
  Net increase from
    participant
    transactions..............    2,099,418     219,955      272,706        732,050        282,754        2,952,582
                                ------------   ---------   -----------   ------------   -------------   ------------
    Total increase in net
      assets..................    2,214,668     247,097      278,553        753,511        288,631        3,326,210
NET ASSETS:
Beginning of period...........      --            --          --             --             --              --
                                ------------   ---------   -----------   ------------   -------------   ------------
End of period.................   $2,214,668    $247,097     $278,553       $753,511       $288,631       $3,326,210
                                ------------   ---------   -----------   ------------   -------------   ------------
                                ------------   ---------   -----------   ------------   -------------   ------------

                                 OCC ACCUMULATION TRUST SUB-ACCOUNTS
                                -------------------------------------
                                  GLOBAL
                                  EQUITY      MANAGED      SMALL CAP
                                ----------  ------------   ----------
Inception Date................   February   February 20,    March 1,
                                 9, 1996        1996          1996
OPERATIONS:
Net investment gain (loss)....  $   (6,397)  $  (32,112)   $   (5,334)
Net realized gain (loss)......      31,496       16,367           337
Net unrealized gain...........     225,407      599,532        88,887
                                ----------  ------------   ----------
  Net increase from
    operations................     250,506      583,787        83,890
                                ----------  ------------   ----------
ACCUMULATION UNIT
 TRANSACTIONS:
Participant deposits..........   3,457,047    5,309,052       762,200
Participant transfers.........     878,847    1,293,574       293,019
Participant withdrawals.......    (388,287)    (568,286)         (235)
                                ----------  ------------   ----------
  Net increase from
    participant
    transactions..............   3,947,607    6,034,340     1,054,984
                                ----------  ------------   ----------
    Total increase in net
      assets..................   4,198,113    6,618,127     1,138,874
NET ASSETS:
Beginning of period...........      --          --             --
                                ----------  ------------   ----------
End of period.................  $4,198,113   $6,618,127    $1,138,874
                                ----------  ------------   ----------
                                ----------  ------------   ----------

  The Notes to Financial Statements are an integral part of these statements.

CIGNA VARIABLE ANNUITY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997
--------------------------------------------------------------------------------

1.  ORGANIZATION

    CIGNA Variable Annuity Separate Account I (the Account) is registered as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The operations of the Account are part of the operations of CIGNA Life Insurance Company (CIGNA Life). The assets and liabilities of the Account are clearly identified and distinguished from other assets and liabilities of CIGNA Life. The assets of the Account are not available to meet the general obligations of CIGNA Life and are held for the exclusive benefit of the participants.

    The assets of the Account are divided into variable sub-accounts each of which is invested in shares of one of nineteen portfolios (mutual funds) of six diversified open-end management investment companies, each portfolio with its own investment objective. The variable sub-accounts are:

    ALGER AMERICAN FUND:--

       Alger American Growth Portfolio
       Alger American Leveraged AllCap Portfolio
       Alger American MidCap Growth Portfolio
       Alger American Small Capitalization Portfolio

    FIDELITY VARIABLE INSURANCE PRODUCTS FUND:--

       Equity-Income Portfolio
       High Income Portfolio
       Money Market Portfolio
       Overseas Portfolio

    FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:--

       Asset Manager Portfolio
       Investment Grade Bond Portfolio

    MFS VARIABLE INSURANCE TRUST:--

       MFS Total Return Series
       MFS Utilities Series
       MFS World Governments Series

    NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST:--

       AMT Balanced Portfolio
       AMT Limited Maturity Bond Portfolio
       AMT Partners Portfolio

    OCC ACCUMULATION TRUST:--

       OCC Global Equity Portfolio
       OCC Managed Portfolio
       OCC Small Cap Portfolio

    Effective January 1, 1998, CG Life sold its individual variable annuity business to Lincoln National Corporation (Lincoln). Although CG Life will remain responsible for all policy terms and conditions, Lincoln will be servicing the individual annuity contracts, including the payment of benefits, oversight of investment management and contract administration.

CIGNA VARIABLE ANNUITY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

2.  SIGNIFICANT ACCOUNTING POLICIES

    These financial statements have been prepared in conformity with generally accepted accounting principles. The following is a summary of significant accounting policies consistently followed in the preparation of the Account's financial statements.

A. INVESTMENT VALUATION:--Investments held by the sub-accounts are valued at their respective closing net asset value per share as determined by the mutual funds as of December 31, 1997. The change in the difference between cost and value is reflected as unrealized gain (loss) in the Statements of Operations.

B. INVESTMENT TRANSACTIONS:--Investment transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on sales of investments are determined by the last-in, first-out cost basis of the investment sold. Dividend and capital gain distributions are recorded on the ex-dividend date. Investment transactions are settled through CIGNA Life.

C. FEDERAL INCOME TAXES:--The operations of the Account form a part of, and are taxed with, the total operations of CIGNA Life, which is taxed as a life insurance company. Under existing Federal income tax law, investment income (dividends) and capital gains attributable to the Account are not taxed.

3.  INVESTMENTS

    Total shares held and cost of investments as of December 31, 1997 were:

----------------------------------------------------------------------------------
                                                                         COST OF
SUB-ACCOUNT                                              SHARES HELD   INVESTMENTS
----------------------------------------------------------------------------------
Alger American Growth Portfolio........................      157,169   $ 5,287,588
Alger American Leveraged AllCap Portfolio..............      103,350     2,021,116
Alger American MidCap Growth Portfolio.................      184,811     3,852,039
Alger American Small Capitalization Portfolio..........      112,679     4,597,618
Fidelity Equity-Income Portfolio.......................      295,606     5,858,209
Fidelity High Income Portfolio.........................      222,844     2,702,027
Fidelity Money Market Portfolio........................    2,004,732     2,004,732
Fidelity Overseas Portfolio............................       68,216     1,236,544
Fidelity Asset Manager Portfolio.......................       45,066       716,060
Fidelity Investment Grade Bond Portfolio...............      112,083     1,331,817
MFS Total Return Series................................      195,589     2,629,044
MFS Utilities Series...................................       25,697       350,360
MFS World Governments Series...........................       33,018       340,708
AMT Balanced Portfolio.................................       60,325       939,854
AMT Limited Maturity Bond Portfolio....................       33,450       460,572
AMT Partners Portfolio.................................      287,181     4,419,831
OCC Global Equity Portfolio............................      392,553     5,030,135
OCC Managed Portfolio..................................      271,611     9,347,906
OCC Small Cap Portfolio................................       80,562     1,796,320
----------------------------------------------------------------------------------

CIGNA VARIABLE ANNUITY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

3.  INVESTMENTS (CONTINUED)
    Total purchases and sales of shares for each mutual fund, for the year ended December 31, 1997, amounted to:

---------------------------------------------------------------------
SUB-ACCOUNT                                    PURCHASES     SALES
---------------------------------------------------------------------
Alger American Growth Portfolio..............  $1,424,959  $  353,889
Alger American Leveraged AllCap Portfolio....     546,534      95,270
Alger American MidCap Growth Portfolio.......   1,168,070     330,221
Alger American Small Capitalization
  Portfolio..................................   1,319,694     575,626
Fidelity Equity-Income Portfolio.............   1,900,443     394,385
Fidelity High Income Portfolio...............   1,473,203     580,456
Fidelity Money Market Portfolio..............   3,662,896   5,198,354
Fidelity Overseas Portfolio..................     633,677     177,785
Fidelity Asset Manager Portfolio.............     297,527      44,176
Fidelity Investment Grade Bond Portfolio.....     464,233     252,137
MFS Total Return Series......................     726,219     246,935
MFS Utilities Series.........................     164,417      53,294
MFS World Governments Series.................     101,617      32,770
AMT Balanced Portfolio.......................     277,567      70,027
AMT Limited Maturity Bond Portfolio..........     322,764     143,768
AMT Partners Portfolio.......................   1,803,515     325,144
OCC Global Equity Portfolio..................   1,347,450     292,313
OCC Managed Portfolio........................   3,879,160     555,203
OCC Small Cap Portfolio......................     928,032     180,342
---------------------------------------------------------------------

4.  CHARGES AND DEDUCTIONS

    CIGNA Life assumes the risk that annuitants may live longer than expected and also assumes a mortality risk in connection with the death benefits of the contract. CIGNA Life also assumes a risk that its actual administrative expenses may be higher than amounts deducted for such expenses. CIGNA Life charges each variable sub-account the daily equivalent of 1.20%, on an annual basis, of the current value of each sub-account's assets for the assumption of these risks.

    CIGNA Life also deducts a daily administrative fee from the assets of each variable sub-account as partial reimbursement for administrative expenses relating to the issuance and maintenance of the contract and the participant's annuity account. This charge is currently at an effective annual rate of .10%.

    As partial compensation for administrative services provided, CIGNA Life additionally receives a $35 annuity account fee per year from each contract. This charge is deducted from the fixed or variable sub-account of the participant or on a pro-rata basis from two or more fixed or variable sub-accounts in relation to their values under the contract. Fixed sub-accounts are part of the general account of CIGNA Life and are not included in these financial statements. The annuity account fee will be waived for any contract year in which the annuity account value equals or exceeds $100,000 as of the last valuation date of the contract year. Annuity account fees, for the variable sub-accounts, amounting to $16,358, were deducted for the year ended December 31, 1997.

    For an additional charge (optional death benefit fee), an optional death benefit may be selected by the participant. The optional death benefit fee will be deducted from the participant's fixed or variable sub-account or on a pro-rata basis from

CIGNA VARIABLE ANNUITY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

4.  CHARGES AND DEDUCTIONS (CONTINUED)
two or more fixed or variable sub-accounts in relation to their values under the contract on the date of each contract anniversary. The optional death benefit fees, for the variable sub-accounts, amounted to $1,230 during the year ended December 31, 1997.

    Under certain circumstances, CIGNA Life reserves the right to charge a transfer fee of up to $10 for transfers between sub-accounts. No transfer fees, for the variable sub-accounts, were deducted for the year ended December 31, 1997.

    The fees charged by CIGNA Life for mortality and expense risks and administrative fees, from the variable sub-accounts, for the year ended December 31, 1997, amounted to:

   -------------------------------------------------------------------------------------------
                                                                           MORTALITY
                                                                              AND
                                                                            EXPENSE    ASSET BASED
                                                                             RISK      ADMINISTRATIVE
SUB-ACCOUNT                                                                  FEES         FEES
--------------------------------------------------------------------------------------------------
Alger American Growth Portfolio.........................................   $  72,359    $   6,030
Alger American Leveraged AllCap Portfolio...............................      25,402        2,117
Alger American MidCap Growth Portfolio..................................      48,156        4,013
Alger American Small Capitalization Portfolio...........................      54,243        4,520
Fidelity Equity-Income Portfolio........................................      75,124        6,260
Fidelity High Income Portfolio..........................................      32,405        2,700
Fidelity Money Market Portfolio.........................................      35,904        2,992
Fidelity Overseas Portfolio.............................................      14,603        1,217
Fidelity Asset Manager Portfolio........................................       8,073          673
Fidelity Investment Grade Bond Portfolio................................      15,546        1,296
MFS Total Return Series.................................................      34,783        2,899
MFS Utilities Series....................................................       4,251          354
MFS World Governments Series............................................       3,978          331
AMT Balanced Portfolio..................................................      11,569          964
AMT Limited Maturity Bond Portfolio.....................................       4,481          373
AMT Partners Portfolio..................................................      59,218        4,935
OCC Global Equity Portfolio.............................................      63,863        5,322
OCC Managed Portfolio...................................................     121,170       10,097
OCC Small Cap Portfolio.................................................      19,432        1,619
-------------------------------------------------------------------------------------------

    No deduction for sales charges is made from a premium payment. However, if a cash withdrawal is made, a withdrawal charge (contingent deferred sales charge) may be assessed by CIGNA Life. The withdrawal charge, if assessed, varies from 0-7% depending upon the duration of each contract deposit. The withdrawal charge is deducted from withdrawal proceeds for full withdrawals and reduces the remaining account value for partial withdrawals. These charges are paid to CIGNA Life as reimbursement for services provided. These services include commissions paid to sales personnel, the costs of preparation of sales literature and other promotional costs and acquisition expenses. Withdrawal charges paid to CIGNA Life for the variable sub-accounts, for the year ended December 31, 1997, amounted to $18,345.

CIGNA VARIABLE ANNUITY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

5.  DISTRIBUTION OF NET INCOME

    The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of surrenders, death benefits, transfers to other fixed or variable sub-accounts or annuity payments in excess of net purchase payments.

6.  DIVERSIFICATION REQUIREMENTS

    Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for Federal tax purposes for any period for which the investments of the segregated asset account, on which the contract is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. CIGNA Life believes, based on assurances from the mutual fund managers, that the mutual funds satisfy the requirements of the regulations.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of CIGNA
Life Insurance Company and Participants of the
CIGNA Variable Annuity Separate Account I

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the sub-accounts, Alger American Fund--Alger American Growth Portfolio, Alger American Leveraged AllCap Portfolio, Alger American MidCap Growth Portfolio, Alger American Small Capitalization Portfolio; Fidelity Variable Insurance Products Fund--Equity-Income Portfolio, High Income Portfolio, Money Market Portfolio, Overseas Portfolio; Fidelity Variable Insurance Products Fund II--Asset Manager Portfolio, Investment Grade Bond Portfolio; MFS Variable Insurance Trust--MFS Total Return Series, MFS Utilities Series, MFS World Governments Series; Neuberger & Berman Advisers Management Trust--AMT Balanced Portfolio, AMT Limited Maturity Bond Portfolio, AMT Partners Portfolio; OCC Accumulation Trust--OCC Global Equity Portfolio, OCC Managed Portfolio, OCC Small Cap Portfolio (constituting the CIGNA Variable Annuity Separate Account I, hereafter referred to as "the Account") at December 31, 1997, the results of each of their operations for the year then ended and the changes in each of their net assets for the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodians, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Hartford, Connecticut
February 20, 1998

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT I
FINANCIAL STATEMENTS
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

                                                                                             FIDELITY VIP       FIDELITY VIP II
                                                                                              PORTFOLIO            PORTFOLIO
                                            ALGER AMERICAN PORTFOLIO SUB-ACCOUNTS            SUB-ACCOUNT          SUB-ACCOUNTS
                                     ----------------------------------------------------   --------------   ----------------------
                                                 LEVERAGED     MIDCAP         SMALL            EQUITY-         ASSET     INVESTMENT
                                       GROWTH      ALLCAP      GROWTH     CAPITALIZATION        INCOME        MANAGER    GRADE BOND
                                     ----------  ----------  ----------  ----------------   --------------   ----------  ----------
ASSETS:
Investment in variable insurance
 funds at value....................  $  459,288  $  399,731  $  106,525     $  401,973        $    462,485   $   93,234  $   45,424
                                     ----------  ----------  ----------  ----------------   --------------   ----------  ----------
  Total assets.....................  $  459,288  $  399,731  $  106,525     $  401,973        $    462,485   $   93,234  $   45,424
                                     ----------  ----------  ----------  ----------------   --------------   ----------  ----------
                                     ----------  ----------  ----------  ----------------   --------------   ----------  ----------
Accumulation units outstanding.....      26,706      20,373       6,442         27,210              26,629        6,484       3,987
Net asset value per accumulation
 unit..............................  $17.198160  $19.620624  $16.536891     $14.773135        $  17.367721   $14.378768  $11.393241

  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT I
FINANCIAL STATEMENTS
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 1997

                                                                                               AMT PORTFOLIO SUB-ACCOUNTS
                                                         MFS SERIES SUB-ACCOUNTS         --------------------------------------
                                                  -------------------------------------                 LIMITED
                                                     TOTAL                     WORLD                    MATURITY
                                                    RETURN      UTILITIES   GOVERNMENTS   BALANCED        BOND       PARTNERS
                                                  -----------  -----------  -----------  -----------  ------------  -----------
ASSETS:
Investment in variable insurance funds at
  value.........................................  $   199,290  $    10,431  $    30,081  $   272,586   $   48,375   $   218,807
                                                  -----------  -----------  -----------  -----------  ------------  -----------
  Total assets..................................  $   199,290  $    10,431  $    30,081  $   272,586   $   48,375   $   218,807
                                                  -----------  -----------  -----------  -----------  ------------  -----------
                                                  -----------  -----------  -----------  -----------  ------------  -----------
Accumulation units outstanding..................       13,650          670        2,833       21,965        4,438        10,748
Net asset value per accumulation unit...........  $ 14.599934  $ 15.576712  $ 10.618990  $ 12.409789   $10.899159   $ 20.358381


                                                   OCC ACCUMULATION TRUST SUB-ACCOUNTS
                                                  -------------------------------------
                                                    GLOBAL
                                                    EQUITY       MANAGED     SMALL CAP
                                                  -----------  -----------  -----------
ASSETS:
Investment in variable insurance funds at
  value.........................................  $   289,939  $   401,243  $    27,326
                                                  -----------  -----------  -----------
  Total assets..................................  $   289,939  $   401,243  $    27,326
                                                  -----------  -----------  -----------
                                                  -----------  -----------  -----------
Accumulation units outstanding..................       22,196       22,011        1,856
Net asset value per accumulation unit...........  $ 13.062780  $ 18.228938  $ 14.720675

  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT I
FINANCIAL STATEMENTS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                                         FIDELITY
                                                                                           VIP
                                                                                        PORTFOLIO
                                             ALGER AMERICAN PORTFOLIO SUB-ACCOUNTS      SUB-ACCOUNT
                                          -------------------------------------------   ----------
                                                   LEVERAGED  MIDCAP       SMALL         EQUITY-
                                          GROWTH    ALLCAP    GROWTH   CAPITALIZATION     INCOME
                                          -------  ---------  -------  --------------   ----------
INVESTMENT INCOME:
Dividends...............................  $ 1,307  $  --      $    56  $    --          $    6,093

EXPENSES:
Mortality and expense risk..............    1,846      1,683      455         1,674          1,833
                                          -------  ---------  -------  --------------   ----------
  Net investment gain (loss)............     (539)    (1,683)    (399)       (1,674)         4,260
                                          -------  ---------  -------  --------------   ----------

NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS:
Capital distributions from portfolio
 sponsors...............................    2,368     --        1,373        13,658         30,633
Net realized gain (loss) on share
 transactions...........................       31        119       23          (648)         8,329
                                          -------  ---------  -------  --------------   ----------
  Net realized gain.....................    2,399        119    1,396        13,010         38,962
Net unrealized gain.....................   85,564     65,124   12,089        27,108         53,484
                                          -------  ---------  -------  --------------   ----------
  Net realized and unrealized gain on
    investments.........................   87,963     65,243   13,485        40,118         92,446
                                          -------  ---------  -------  --------------   ----------

INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS.............................  $87,424  $  63,560  $13,086  $     38,444     $   96,706
                                          -------  ---------  -------  --------------   ----------
                                          -------  ---------  -------  --------------   ----------


                                             FIDELITY VIP II
                                          PORTFOLIO SUB-ACCOUNTS
                                          ----------------------
                                            ASSET     INVESTMENT
                                           MANAGER    GRADE BOND
                                          ----------  ----------
INVESTMENT INCOME:
Dividends...............................  $    2,565  $    2,465
EXPENSES:
Mortality and expense risk..............         378         194
                                          ----------  ----------
  Net investment gain (loss)............       2,187       2,271
                                          ----------  ----------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS:
Capital distributions from portfolio
 sponsors...............................       6,434      --
Net realized gain (loss) on share
 transactions...........................         (25)         53
                                          ----------  ----------
  Net realized gain.....................       6,409          53
Net unrealized gain.....................       6,531       1,274
                                          ----------  ----------
  Net realized and unrealized gain on
    investments.........................      12,940       1,327
                                          ----------  ----------
INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS.............................  $   15,127  $    3,598
                                          ----------  ----------
                                          ----------  ----------

  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT I
FINANCIAL STATEMENTS
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1997

                                                           MFS SERIES SUB-ACCOUNTS               AMT PORTFOLIO SUB-ACCOUNTS
                                                    -------------------------------------  ---------------------------------------
                                                       TOTAL                     WORLD                     LIMITED
                                                      RETURN      UTILITIES   GOVERNMENTS   BALANCED    MATURITY BOND   PARTNERS
                                                    -----------  -----------  -----------  -----------  -------------  -----------
INVESTMENT INCOME:
Dividends.........................................  $   --       $   --        $     480   $     4,293   $        24   $       391

EXPENSES:
Mortality and expense risk........................          791           26         133         1,130            48           766
                                                    -----------  -----------  -----------  -----------  -------------  -----------
  Net investment gain (loss)......................         (791)         (26)        347         3,163           (24)         (375)
                                                    -----------  -----------  -----------  -----------  -------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Capital distributions from portfolio sponsors.....      --           --              218        11,021       --              6,008
Net realized gain (loss) on share transactions....          231            5           7            38           (13)           73
                                                    -----------  -----------  -----------  -----------  -------------  -----------
  Net realized gain (loss)........................          231            5         225        11,059           (13)        6,081
Net unrealized gain (loss)........................       33,423        1,830      (1,036)       27,735           611        37,736
                                                    -----------  -----------  -----------  -----------  -------------  -----------
  Net realized and unrealized gain (loss) on
    investments...................................       33,654        1,835        (811)       38,794           598        43,817
                                                    -----------  -----------  -----------  -----------  -------------  -----------

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS......................................  $    32,863  $     1,809   $    (464)  $    41,957   $       574   $    43,442
                                                    -----------  -----------  -----------  -----------  -------------  -----------
                                                    -----------  -----------  -----------  -----------  -------------  -----------

                                                              OCC ACCUMULATION
                                                             TRUST SUB-ACCOUNTS
                                                    -------------------------------------
                                                      GLOBAL                     SMALL
                                                      EQUITY       MANAGED        CAP
                                                    -----------  -----------  -----------
INVESTMENT INCOME:
Dividends.........................................  $     1,410  $     3,512  $       140
EXPENSES:
Mortality and expense risk........................        1,249        1,638          117
                                                    -----------  -----------  -----------
  Net investment gain (loss)......................          161        1,874           23
                                                    -----------  -----------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Capital distributions from portfolio sponsors.....       13,290       10,787          986
Net realized gain (loss) on share transactions....          115          243          391
                                                    -----------  -----------  -----------
  Net realized gain (loss)........................       13,405       11,030        1,377
Net unrealized gain (loss)........................       20,215       56,802        3,666
                                                    -----------  -----------  -----------
  Net realized and unrealized gain (loss) on
    investments...................................       33,620       67,832        5,043
                                                    -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS......................................  $    33,781  $    69,706  $     5,066
                                                    -----------  -----------  -----------
                                                    -----------  -----------  -----------

  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT I
FINANCIAL STATEMENTS
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                                                                       FIDELITY
                                                                                                                          VIP
                                                                                                                       PORTFOLIO
                                                                          ALGER AMERICAN PORTFOLIO SUB-ACCOUNTS       SUB-ACCOUNT
                                                                     -----------------------------------------------  -----------
                                                                                 LEVERAGED     MIDCAP       SMALL       EQUITY-
                                                                       GROWTH      ALLCAP      GROWTH    CAPITALIZATION   INCOME
                                                                     ----------  ----------  ----------  -----------  -----------

OPERATIONS:
Net investment gain (loss).........................................  $     (539) $   (1,683) $     (399)  $  (1,674)   $   4,260
Net realized gain..................................................       2,399         119       1,396      13,010       38,962
Net unrealized gain................................................      85,564      65,124      12,089      27,108       53,484
                                                                     ----------  ----------  ----------  -----------  -----------
  Net increase from operations.....................................      87,424      63,560      13,086      38,444       96,706
                                                                     ----------  ----------  ----------  -----------  -----------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits, net of premium loads.........................      32,438      10,264       4,418      32,427       29,155
Participant transfers..............................................      16,866       4,668       1,226      (5,039)      (5,534)
Participant withdrawals............................................     (17,037)    (10,211)     (4,641)    (12,887)     (14,888)
                                                                     ----------  ----------  ----------  -----------  -----------
  Net increase from participant transactions.......................      32,267       4,721       1,003      14,501        8,733
                                                                     ----------  ----------  ----------  -----------  -----------
    Total increase in net assets...................................     119,691      68,281      14,089      52,945      105,439
NET ASSETS:
Beginning of period................................................     339,597     331,450      92,436     349,028      357,046
                                                                     ----------  ----------  ----------  -----------  -----------
End of period......................................................  $  459,288  $  399,731  $  106,525   $ 401,973    $ 462,485
                                                                     ----------  ----------  ----------  -----------  -----------
                                                                     ----------  ----------  ----------  -----------  -----------


                                                                        FIDELITY VIP II
                                                                     PORTFOLIO SUB-ACCOUNTS
                                                                     ----------------------
                                                                       ASSET    INVESTMENT
                                                                      MANAGER   GRADE BOND
                                                                     ---------  -----------
OPERATIONS:
Net investment gain (loss).........................................  $   2,187   $   2,271
Net realized gain..................................................      6,409          53
Net unrealized gain................................................      6,531       1,274
                                                                     ---------  -----------
  Net increase from operations.....................................     15,127       3,598
                                                                     ---------  -----------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits, net of premium loads.........................      2,732       1,327
Participant transfers..............................................      4,897          60
Participant withdrawals............................................     (2,678)       (380)
                                                                     ---------  -----------
  Net increase from participant transactions.......................      4,951       1,007
                                                                     ---------  -----------
    Total increase in net assets...................................     20,078       4,605
NET ASSETS:
Beginning of period................................................     73,156      40,819
                                                                     ---------  -----------
End of period......................................................  $  93,234   $  45,424
                                                                     ---------  -----------
                                                                     ---------  -----------

  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT I
FINANCIAL STATEMENTS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                               AMT PORTFOLIO SUB-ACCOUNTS
                                              MFS SERIES SUB-ACCOUNTS       --------------------------------
                                          --------------------------------              LIMITED
                                           TOTAL                  WORLD                 MATURITY
                                           RETURN   UTILITIES  GOVERNMENTS  BALANCED      BOND      PARTNERS
                                          --------  ---------  -----------  --------  ------------  --------

OPERATIONS:
Net investment gain (loss)..............  $   (791) $     (26) $      347   $  3,163  $       (24 ) $   (375)
Net realized gain (loss)................       231          5         225     11,059          (13 )    6,081
Net unrealized gain (loss)..............    33,423      1,830      (1,036 )   27,735          611     37,736
                                          --------  ---------  -----------  --------  ------------  --------
  Net increase (decrease) from
    operations..........................    32,863      1,809        (464 )   41,957          574     43,442
                                          --------  ---------  -----------  --------  ------------  --------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits, net of premium
  loads.................................    12,387      1,672       1,148     35,353       48,443     23,944
Participant transfers...................     8,088      4,044         (27 )    4,273         (423 )   34,331
Participant withdrawals.................    (8,078)      (610)       (611 )   (6,914)        (479 )   (7,857)
                                          --------  ---------  -----------  --------  ------------  --------
  Net increase (decrease) from
    participant transactions............    12,397      5,106         510     32,712       47,541     50,418
                                          --------  ---------  -----------  --------  ------------  --------
    Total increase in net assets........    45,260      6,915          46     74,669       48,115     93,860
NET ASSETS:
Beginning of period.....................   154,030      3,516      30,035    197,917          260    124,947
                                          --------  ---------  -----------  --------  ------------  --------
End of period...........................  $199,290  $  10,431  $   30,081   $272,586  $    48,375   $218,807
                                          --------  ---------  -----------  --------  ------------  --------
                                          --------  ---------  -----------  --------  ------------  --------

                                                OCC ACCUMULATION
                                               TRUST SUB-ACCOUNTS
                                          -----------------------------
                                           GLOBAL
                                           EQUITY   MANAGED   SMALL CAP
                                          --------  --------  ---------
OPERATIONS:
Net investment gain (loss)..............  $    161  $  1,874  $     23
Net realized gain (loss)................    13,405    11,030     1,377
Net unrealized gain (loss)..............    20,215    56,802     3,666
                                          --------  --------  ---------
  Net increase (decrease) from
    operations..........................    33,781    69,706     5,066
                                          --------  --------  ---------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits, net of premium
  loads.................................    35,537    16,245     1,799
Participant transfers...................      (523)   20,955    (1,892 )
Participant withdrawals.................   (10,366)  (15,458)   (3,244 )
                                          --------  --------  ---------
  Net increase (decrease) from
    participant transactions............    24,648    21,742    (3,337 )
                                          --------  --------  ---------
    Total increase in net assets........    58,429    91,448     1,729
NET ASSETS:
Beginning of period.....................   231,510   309,795    25,597
                                          --------  --------  ---------
End of period...........................  $289,939  $401,243  $ 27,326
                                          --------  --------  ---------
                                          --------  --------  ---------

  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT I
FINANCIAL STATEMENTS
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                                                          FIDELITY
                                                                                                             VIP
                                                                                                          PORTFOLIO
                                                          ALGER AMERICAN PORTFOLIO SUB-ACCOUNTS          SUB-ACCOUNT
                                                    --------------------------------------------------   -----------
                                                                LEVERAGED     MIDCAP        SMALL          EQUITY-
                                                      GROWTH      ALLCAP      GROWTH    CAPITALIZATION     INCOME
                                                    ----------  ----------  ----------  --------------   -----------
OPERATIONS:
Net investment gain (loss)........................  $     (875) $   (1,121) $     (293) $      (1,286 )  $      (703)
Net realized gain.................................       8,050       3,130       1,949          5,496          4,725
Net unrealized gain (loss)........................      15,418      14,027       3,694         (3,892 )       24,879
                                                    ----------  ----------  ----------  --------------   -----------
  Net increase from operations....................      22,593      16,036       5,350            318         28,901
                                                    ----------  ----------  ----------  --------------   -----------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits, net of premium load.........      15,142       7,761       8,317         11,813         27,075
Participant transfers.............................     278,167     309,607      69,138        288,681        253,480
Participant withdrawals...........................     (10,736)     (7,624)     (3,232)       (11,026 )       (8,466)
                                                    ----------  ----------  ----------  --------------   -----------
  Net increase from participant transactions......     282,573     309,744      74,223        289,468        272,089
                                                    ----------  ----------  ----------  --------------   -----------
    Total increase in net assets..................     305,166     325,780      79,573        289,786        300,990

NET ASSETS:
Beginning of period...............................      34,431       5,670      12,863         59,242         56,056
                                                    ----------  ----------  ----------  --------------   -----------
End of period.....................................  $  339,597  $  331,450  $   92,436  $     349,028    $   357,046
                                                    ----------  ----------  ----------  --------------   -----------
                                                    ----------  ----------  ----------  --------------   -----------


                                                       FIDELITY VIP II
                                                    PORTFOLIO SUB-ACCOUNTS
                                                    ----------------------
                                                      ASSET     INVESTMENT
                                                     MANAGER    GRADE BOND
                                                    ----------  ----------
OPERATIONS:
Net investment gain (loss)........................  $      648  $    1,678
Net realized gain.................................         737          26
Net unrealized gain (loss)........................       6,123        (569)
                                                    ----------  ----------
  Net increase from operations....................       7,508       1,135
                                                    ----------  ----------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits, net of premium load.........       2,107          85
Participant transfers.............................      40,593       3,967
Participant withdrawals...........................      (1,711)     (1,829)
                                                    ----------  ----------
  Net increase from participant transactions......      40,989       2,223
                                                    ----------  ----------
    Total increase in net assets..................      48,497       3,358
NET ASSETS:
Beginning of period...............................      24,659      37,461
                                                    ----------  ----------
End of period.....................................  $   73,156  $   40,819
                                                    ----------  ----------
                                                    ----------  ----------

  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT I
FINANCIAL STATEMENTS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                                             AMT PORTFOLIO SUB-ACCOUNTS
                                                       MFS SERIES SUB-ACCOUNTS         ---------------------------------------
                                                -------------------------------------                  LIMITED
                                                   TOTAL                     WORLD                  MATURITY BOND
                                                  RETURN      UTILITIES   GOVERNMENTS   BALANCED          *         PARTNERS
                                                -----------  -----------  -----------  -----------  -------------  -----------
OPERATIONS:
Net investment gain (loss)....................  $     2,084  $        67  $      (118) $     2,743   $        (1)  $      (224)
Net realized gain.............................        2,496          156            7        9,988             1         2,530
Net unrealized gain (loss)....................        3,315          126        1,294       (4,946)            6        19,615
                                                -----------  -----------  -----------  -----------  -------------  -----------
  Net increase from operations................        7,895          349        1,183        7,785             6        21,921
                                                -----------  -----------  -----------  -----------  -------------  -----------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits, net of premium load.....       26,898          772        4,010        8,958           194        10,029
Participant transfers.........................      113,853        1,355        5,048      137,877           148        73,338
Participant withdrawals.......................       (3,122)        (360)        (666)      (5,113)          (88)       (3,582)
                                                -----------  -----------  -----------  -----------  -------------  -----------
  Net increase from participant
    transactions..............................      137,629        1,767        8,392      141,722           254        79,785
                                                -----------  -----------  -----------  -----------  -------------  -----------
    Total increase in net assets..............      145,524        2,116        9,575      149,507           260       101,706

NET ASSETS:
Beginning of period...........................        8,506        1,400       20,460       48,410       --             23,241
                                                -----------  -----------  -----------  -----------  -------------  -----------
End of period.................................  $   154,030  $     3,516  $    30,035  $   197,917   $       260   $   124,947
                                                -----------  -----------  -----------  -----------  -------------  -----------
                                                -----------  -----------  -----------  -----------  -------------  -----------


                                                 OCC ACCUMULATION TRUST SUB-ACCOUNTS
                                                -------------------------------------
                                                  GLOBAL
                                                  EQUITY       MANAGED     SMALL CAP
                                                -----------  -----------  -----------
OPERATIONS:
Net investment gain (loss)....................  $       100  $      (312) $       159
Net realized gain.............................        3,282        2,073          952
Net unrealized gain (loss)....................       19,438       33,259        2,743
                                                -----------  -----------  -----------
  Net increase from operations................       22,820       35,020        3,854
                                                -----------  -----------  -----------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits, net of premium load.....       30,836       12,038        1,946
Participant transfers.........................      123,949      266,908       16,958
Participant withdrawals.......................       (8,380)      (7,491)      (1,306)
                                                -----------  -----------  -----------
  Net increase from participant
    transactions..............................      146,405      271,455       17,598
                                                -----------  -----------  -----------
    Total increase in net assets..............      169,225      306,475       21,452
NET ASSETS:
Beginning of period...........................       62,285        3,320        4,145
                                                -----------  -----------  -----------
End of period.................................  $   231,510  $   309,795  $    25,597
                                                -----------  -----------  -----------
                                                -----------  -----------  -----------

--------------------------

* Period from September 13, 1996 (date deposits first received) to December 31, 1996

  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION

    CG Variable Life Insurance Separate Account I (the Account) is registered as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The operations of the Account are part of the operations of Connecticut General Life Insurance Company (CG Life). The assets and liabilities of the Account are clearly identified and distinguished from other assets and liabilities of CG Life. The assets of the Account are not available to meet the general obligations of CG Life and are held for the exclusive benefit of the participants.

    The assets of the Account are divided into variable sub-accounts each of which is invested in shares of one of sixteen portfolios (mutual funds) of six diversified open-end management investment companies, each portfolio with its own investment objective. The variable sub-accounts are:

    ALGER AMERICAN FUND:--

        Alger American Growth Portfolio

        Alger American Leveraged AllCap Portfolio

        Alger American MidCap Growth Portfolio

        Alger American Small Capitalization Portfolio

    FIDELITY VARIABLE INSURANCE PRODUCTS FUND:--

        Equity-Income Portfolio

    FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:--

        Asset Manager Portfolio

        Investment Grade Bond Portfolio

    MFS VARIABLE INSURANCE TRUST:--

        MFS Total Return Series

        MFS Utilities Series

        MFS World Governments Series

    NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST:--

        AMT Balanced Portfolio

        AMT Limited Maturity Bond Portfolio

        AMT Partners Portfolio

    OCC ACCUMULATION TRUST:--

        OCC Global Equity Portfolio

        OCC Managed Portfolio

        OCC Small Cap Portfolio

    Effective January 1, 1998, CG Life sold its individual variable life insurance business to Lincoln National Corporation (Lincoln). Although CG Life will remain responsible for all policy terms and conditions, Lincoln will be servicing the individual life insurance contracts, including the payment of benefits, oversight of investment management and contract administration.

2. SIGNIFICANT ACCOUNTING POLICIES

    These financial statements have been prepared in conformity with generally accepted accounting principles. The following is a summary of significant accounting policies consistently followed in the preparation of the Account's financial statements.

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
A. INVESTMENT VALUATION:--Investments held by the variable sub-accounts are valued at their respective closing net asset values per share as determined by the mutual funds as of December 31, 1997. The change in the difference between cost and value is reflected as unrealized gain (loss) in the Statements of Operations.

B. INVESTMENT TRANSACTIONS:--Investment transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on sales of investments are determined by the last-in, first-out cost basis of the investment sold. Dividend and capital gain distributions are recorded on the ex-dividend date. Investment transactions are settled through CG Life.

C. FEDERAL INCOME TAXES:--The operations of the Account form a part of, and are taxed with, the total operations of CG Life, which is taxed as a life insurance company. Under existing Federal income tax law, investment income (dividends) and capital gains attributable to the Account are not taxed.

3. INVESTMENTS

    Total shares held and cost of investments as of December 31, 1997 were:

  -------------------------------------------------------------------------------------------

                                                                           SHARES      COST OF
SUB-ACCOUNT                                                                 HELD     INVESTMENTS
------------------------------------------------------------------------------------------------
Alger American Growth Portfolio.........................................     10,741   $ 357,892
Alger American Leveraged AllCap Portfolio...............................     17,252     319,751
Alger American MidCap Growth Portfolio..................................      4,406      90,243
Alger American Small Capitalization Portfolio...........................      9,188     382,971
Fidelity Equity-Income Portfolio........................................     19,048     381,265
Fidelity Asset Manager Portfolio........................................      5,177      79,785
Fidelity Investment Grade Bond Portfolio................................      3,617      44,113
MFS Total Return Series.................................................     11,984     162,388
MFS Utilities Series....................................................        580       8,551
MFS World Governments Series............................................      2,946      31,491
AMT Balanced Portfolio..................................................     15,314     250,419
AMT Limited Maturity Bond Portfolio.....................................      3,426      47,758
AMT Partners Portfolio..................................................     10,622     160,599
OCC Global Equity Portfolio.............................................     20,247     251,267
OCC Managed Portfolio...................................................      9,468     310,769
OCC Small Cap Portfolio.................................................      1,036      20,732
-------------------------------------------------------------------------------------------

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

3. INVESTMENTS (CONTINUED)

    Total purchases and sales of shares for each mutual fund, for the year ended December 31, 1997, amounted to:

  -------------------------------------------------------------------------------------------

SUB-ACCOUNT                                                               PURCHASES     SALES
------------------------------------------------------------------------------------------------
Alger American Growth Portfolio.........................................  $  63,170   $  29,074
Alger American Leveraged AllCap Portfolio...............................     13,148      10,110
Alger American MidCap Growth Portfolio..................................     20,101      18,125
Alger American Small Capitalization Portfolio...........................     61,616      35,130
Fidelity Equity-Income Portfolio........................................    164,562     120,936
Fidelity Asset Manager Portfolio........................................     18,323       4,752
Fidelity Investment Grade Bond Portfolio................................      6,956       3,678
MFS Total Return Series.................................................     29,095      17,489
MFS Utilities Series....................................................      5,650         570
MFS World Governments Series............................................      1,789         714
AMT Balanced Portfolio..................................................     56,874       9,977
AMT Limited Maturity Bond Portfolio.....................................     48,456         939
AMT Partners Portfolio..................................................     68,519      12,468
OCC Global Equity Portfolio.............................................     63,207      25,108
OCC Managed Portfolio...................................................     50,059      15,656
OCC Small Cap Portfolio.................................................      7,043       9,370
-------------------------------------------------------------------------------------------

4. CHARGES AND DEDUCTIONS

    CG Life charges each variable sub-account, for mortality and expense risks, a daily deduction, equivalent to .45% per year during the first ten policy years and .25% per year thereafter. The mortality and expense risk charges, for each sub-account, are reported on the Statements of Operations.

    CG Life deducts a premium load of 3.5% of each premium payment to cover state taxes and Federal income tax liabilities.

    CG Life charges a monthly administrative fee of $15 in the first policy year and $5 in subsequent policy years. This charge is for items such as premium billing and collection, policy value calculation, confirmations and periodic reports.

    CG Life charges a monthly deduction for the cost of insurance and any charges for supplemental riders. The cost of insurance charge depends on the attained age, risk classification, gender classification (in accordance with state law) and the current net amount at risk. On a monthly basis, the administrative fee and the cost of insurance charge are deducted proportionately from the value of each variable sub-account and/or the fixed account funding option. The fixed account is part of the general account of CG Life and is not included in these financial statements.

    Under certain circumstances, CG Life reserves the right to charge a transfer fee of up to $25 for transfers between sub-accounts. Transfer fees, for the variable sub-accounts, amounted to $25 for the year ended December 31, 1997.

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

4. CHARGES AND DEDUCTIONS (CONTINUED)
    The fees charged by CG Life for premium loads (deducted from premium payments), administrative fees and the amount deducted for the cost of insurance, both of which are included in participant withdrawals, for variable sub-accounts for the year ended December 31, 1997, amounted to:

     -------------------------------------------------------------------------------------------

                                                                                             COST OF
                                                                   PREMIUM    ADMINISTRATIVE  INSURANCE
SUB-ACCOUNT                                                         LOADS        FEES      DEDUCTIONS
------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio................................   $   1,179    $   1,021    $  12,259
Alger American Leveraged AllCap Portfolio......................         372          570        8,417
Alger American MidCap Growth Portfolio.........................         160          338        3,117
Alger American Small Capitalization Portfolio..................       1,188          767        9,448
Fidelity Equity-Income Portfolio...............................       1,056        1,094       12,054
Fidelity Asset Manager Portfolio...............................         100          163        1,807
Fidelity Investment Grade Bond Portfolio.......................          48           67          345
MFS Total Return Series........................................         474          498        6,839
MFS Utilities Series...........................................          61           75          535
MFS World Governments Series...................................          41           40          571
AMT Balanced Portfolio.........................................       1,287          341        6,541
AMT Limited Maturity Bond Portfolio............................       1,757           37          442
AMT Partners Portfolio.........................................         865          662        7,079
OCC Global Equity Portfolio....................................       1,295          659        8,981
OCC Managed Portfolio..........................................         586        1,097       11,126
OCC Small Cap Portfolio........................................          72          103          674
-------------------------------------------------------------------------------------------

    CG Life, upon full surrender of a policy, may charge a surrender charge. This charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. The amount of the surrender charge, if any, will depend on the amount of the death benefit, the amount of premium payments made during the first two policy years and the age of the policy. In no event will the surrender charge exceed the maximum allowed by state or Federal law. No surrender charge is imposed on a partial surrender, but an administrative fee of $25 is imposed, allocated pro-rata among the variable sub-accounts (and, where applicable, the fixed account) from which the partial surrender proceeds are taken. No full surrender charges or partial surrender administrative charges were paid to CG Life, attributable to the variable sub-accounts, for the year ended December 31, 1997.

5. DISTRIBUTION OF NET INCOME

    The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of death benefits, surrenders, and transfers to other fixed or variable sub-accounts.

6. DIVERSIFICATION REQUIREMENTS

    Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable life insurance policy will not be treated as life insurance under Section 7702 of the Code for any period for which the investments of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. CG Life believes, based on assurances from the mutual fund managers, that the mutual funds satisfy the requirements of the regulations.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Connecticut General
Life Insurance Company and Participants of the
CG Variable Life Insurance Separate Account I

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the sub-accounts, Alger American Fund--Alger American Growth Portfolio, Alger American Leveraged AllCap Portfolio, Alger American MidCap Growth Portfolio, Alger American Small Capitalization Portfolio; Fidelity Variable Insurance Products Fund--Equity-Income Portfolio; Fidelity Variable Insurance Products Fund II--Asset Manager Portfolio, Investment Grade Bond Portfolio; MFS Variable Insurance Trust--MFS Total Return Series, MFS Utilities Series, MFS World Governments Series; Neuberger & Berman Advisers Management Trust--AMT Balanced Portfolio, AMT Limited Maturity Bond Portfolio, AMT Partners Portfolio; OCC Accumulation Trust--OCC Global Equity Portfolio, OCC Managed Portfolio, OCC Small Cap Portfolio (constituting the CG Variable Life Insurance Separate Account I, hereafter referred to as "the Account") at December 31, 1997, the results of each of their operations for the year then ended and the changes in each of their net assets for the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodians, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Hartford, Connecticut
February 20, 1998

The mutual fund Annual reports are incorporated herein by reference. Each of them has been electronically filed with the Securities and Exchange Commission in connection with the named entity's status as a registered investment company under the Investment Company Act of 1940:

1. The Alger American Fund Annual Report, December 31, 1997, consisting of 30 partially numbered pages. Filed February 23, 1998, Form Type N-30D, Registration Statement 811-5550

2.   Variable Insurance Products Fund:
          2(a) Equity-Income Portfolio Annual Report, December 31, 1997, consisting of 20 partially numbered pages.
          2(b) High Income Portfolio Annual Report, December 31, 1997, consisting of 22 partially numbered pages.
          2(c) Money Market Portfolio Annual Report, December 31, 1997, consisting of 14 partially numbered pages.
          2(d) Overseas Portfolio Annual Report, December 31, 1997, consisting of 20 partially numbered pages.
Filed February 23, 1998, Form Type N-30D, Registration Statement 811-3329

3.   Variable Insurance Products Fund II
          3(a) Asset Manager Portfolio Annual Report, December 31, 1997, consisting of 28 partially numbered pages.
          3(b) Investment Grade Bond Portfolio Annual Report, December 31, 1997, consisting of 18 partially numbered pages.
Filed February 23, 1998, Form Type N-30D, Registration Statement 811-5511

4.   MFS - Registered Trademark - Variable Insurance Trust
          4(a) MFS - Registered Trademark - Total Return Series Annual Report, December 31, 1997, consisting of 22 partially numbered pages
          4(b) MFS - Registered Trademark - Utilities Series Annual Report, December 31, 1997, consisting of 20 partially numbered pages
          4(c) MFS - Registered Trademark - World Governments Series Annual Report, December 31, 1997, consisting of 18 partially numbered pages
Filed March 5, 1998, Form Type N-30D, Registration Statement 811-8326

5.   Neuberger&Berman Advisers Management Trust
          5(a) Balanced Portfolio Annual Report, December 31, 1997, consisting of 30 partially numbered pages
          5(b) Limited Maturity Bond Portfolio Annual Report, December 31, 1997, consisting of 25 partially numbered pages

          5(c) Partners Portfolio Annual Report, December 31, 1997, consisting of 23 partially numbered pages
Filed February 25, 1997, Form Type N-30D, Registration Statement 811-4255

6.   OCC Accumulation Trust
          8(a) Global Equity Portfolio Annual Report, December 31, 1997, consisting of 21 unnumbered pages.
          8(b) Managed Portfolio Annual Report, December 31, 1997, consisting of 14 unnumbered pages.
          8(c) Small Cap Portfolio Annual Report, December 31, 1997, consisting of 15 unnumbered pages.
Filed February 26, 1998, Form Type N-30D, Registration Statement 811-8512

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